FIDELITY(REGISTERED TRADEMARK)
AGGRESSIVE GROWTH
FUND

SEMIANNUAL REPORT
MAY 31, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  17  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 21  Footnotes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-6666 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

The technology sell-off that began in mid-March continued to hamper equity markets, driving the tech-heavy NASDAQ index down more than 16% year to date through the end of May. Broader equity indexes, including the S&P 500(registered trademark), also were down, but not as much as more concentrated performance measures. In bond markets, Treasuries got a boost late in the period as economic reports showed the first signs of a slowing economy.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 2000  PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY AGGRESSIVE GROWTH  2.53%          43.10%       312.61%       927.96%

Russell Midcap Growth       18.95%         43.72%       204.57%       506.36%**

Mid-Cap Funds Average       14.74%         33.79%       164.73%       n/a


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on December 28, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Russell Midcap Growth Index - a market capitalization-weighted index of U.S. domiciled medium-capitalization growth-oriented stocks of U.S. corporations. To measure how the fund's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 473 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 2000  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY AGGRESSIVE GROWTH  43.10%       32.77%        28.03%

Russell Midcap Growth       43.72%       24.95%        21.09%**

Mid-Cap Funds Average       33.79%       20.68%        n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

** FROM DECEMBER 31, 1990

$10,000 OVER LIFE OF FUND
                         Aggressive Growth     Russell Midcap Growth
                         324                   RS012
             1990/12/31         10000.00            10000.00
             1991/01/31         11481.11            10749.93
             1991/02/28         12097.42            11696.15
             1991/03/28         12962.23            12307.38
             1991/04/30         12892.64            12198.06
             1991/05/31         13767.40            12814.58
             1991/06/28         12803.18            12116.37
             1991/07/31         14095.43            12727.59
             1991/08/30         15009.94            13125.48
             1991/09/30         15119.28            13110.20
             1991/10/31         15337.97            13404.64
             1991/11/29         14721.67            12962.09
             1991/12/31         16709.92            14702.91
             1992/01/31         16760.18            14833.38
             1992/02/28         16503.44            14865.71
             1992/03/31         15445.65            14255.07
             1992/04/30         14983.52            13982.37
             1992/05/29         15168.37            14009.40
             1992/06/30         14408.41            13592.71
             1992/07/31         15106.75            14198.65
             1992/08/31         14634.35            14012.93
             1992/09/30         15096.48            14319.72
             1992/10/30         16144.00            14751.10
             1992/11/30         17376.36            15683.22
             1992/12/31         18106.25            15983.54
             1993/01/29         18682.87            16172.20
             1993/02/26         17961.44            15674.40
             1993/03/31         18481.29            16128.12
             1993/04/30         18343.37            15465.77
             1993/05/28         19945.37            16195.71
             1993/06/30         20146.94            16129.30
             1993/07/30         20072.68            16078.17
             1993/08/31         20847.15            17013.22
             1993/09/30         21176.04            17216.57
             1993/10/29         21685.28            17493.98
             1993/11/30         20825.94            17087.28
             1993/12/31         21705.02            17772.55
             1994/01/31         22337.92            18229.80
             1994/02/28         22210.71            18073.46
             1994/03/31         21027.67            17221.28
             1994/04/29         21116.71            17179.55
             1994/05/31         20302.58            17204.82
             1994/06/30         18877.83            16464.30
             1994/07/29         19590.21            16920.36
             1994/08/31         21027.67            17930.06
             1994/09/30         20925.90            17633.85
             1994/10/31         21930.85            17938.88
             1994/11/30         21091.27            17147.81
             1994/12/30         21666.26            17388.19
             1995/01/31         21092.41            17597.41
             1995/02/28         22074.34            18533.65
             1995/03/31         23005.26            19268.29
             1995/04/28         23783.15            19430.50
             1995/05/31         24765.09            19908.90
             1995/06/30         27506.84            20815.16
             1995/07/31         30745.94            22125.18
             1995/08/31         31179.52            22367.32
             1995/09/29         31906.41            22865.12
             1995/10/31         31523.84            22287.39
             1995/11/30         31128.51            23283.57
             1995/12/29         29453.73            23296.50
             1996/01/31         29857.03            23707.90
             1996/02/29         31648.72            24604.76
             1996/03/29         31648.72            24798.12
             1996/04/30         33667.71            25996.47
             1996/05/31         34978.05            26527.18
             1996/06/28         33640.97            25725.54
             1996/07/31         30338.38            23728.47
             1996/08/30         31621.98            25010.87
             1996/09/30         34322.88            26599.47
             1996/10/31         33440.41            26287.98
             1996/11/29         35258.84            27836.61
             1996/12/31         34107.09            27367.62
             1997/01/31         36476.58            28578.31
             1997/02/28         34608.07            27949.21
             1997/03/31         32373.98            26369.87
             1997/04/30         33105.13            27015.73
             1997/05/30         36192.24            29436.66
             1997/06/30         37221.27            30251.30
             1997/07/31         41025.99            33146.83
             1997/08/29         40538.56            32823.19
             1997/09/30         43056.98            34484.48
             1997/10/31         39820.94            32757.87
             1997/11/28         40186.52            33102.23
             1997/12/31         40740.26            33536.80
             1998/01/30         40483.71            32932.97
             1998/02/27         44356.52            36029.32
             1998/03/31         46886.75            37539.50
             1998/04/30         47644.10            38049.28
             1998/05/29         45854.00            36484.15
             1998/06/30         50535.79            37516.46
             1998/07/31         50983.32            35909.37
             1998/08/31         41120.57            29055.85
             1998/09/30         46301.53            31253.77
             1998/10/30         47850.65            33554.87
             1998/11/30         51396.41            35818.30
             1998/12/31         58372.63            39527.78
             1999/01/29         64719.13            40712.88
             1999/02/26         61168.50            38721.84
             1999/03/31         69772.67            40878.31
             1999/04/30         74638.34            42740.96
             1999/05/28         71407.08            42191.11
             1999/06/30         78226.54            45136.67
             1999/07/30         77324.80            43699.49
             1999/08/31         81927.46            43245.31
             1999/09/30         79898.53            42877.14
             1999/10/29         89085.08            46192.38
             1999/11/30         99661.82            50976.05
             1999/12/31        118510.32            59802.77
             2000/01/31        118099.00            59790.68
             2000/02/29        139069.47            72360.40
             2000/03/31        135604.96            72434.78
             2000/04/28        114879.04            65403.42
             2000/05/31        102182.64            60635.91

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Aggressive Growth Fund on December 31, 1990, shortly after the fund started. As the chart shows, by May 31, 2000, the value of the investment would have grown to $102,183 - a 921.83% increase on the initial investment. For comparison, look at how the Russell Midcap Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $60,636 - a 506.36% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER MULTI-CAP GROWTH FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. AS OF MAY 31, 2000, THE SIX MONTH, ONE YEAR AND FIVE YEAR CUMULATIVE TOTAL RETURNS AND ONE YEAR AND FIVE YEAR AVERAGE ANNUAL TOTAL RETURNS FOR THE MULTI-CAP GROWTH FUNDS AVERAGE ARE 13.01%, 40.45%, 214.24%, AND 40.45%, 25.26%, RESPECTIVELY.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

U.S. equity investors faced a steadily
declining market during the latter
part of the six-month period that
ended May 31, 2000, after
experiencing continued growth the
prior three months. Two chief
catalysts - a tightening of monetary
policy by the Federal Reserve Board
and the bursting of a speculative
bubble in technology stocks -
sparked a sustained pullback among
the major U.S. equity indexes that
began in March. The tech-heavy
NASDAQ Composite Index reached
a high of 5048 on March 10 before
quickly retreating below the 4000
level. The NASDAQ dropped to
3401 on the final day of the period,
gaining a modest 2.05% return for
the six-month period. The Standard
& Poor's 500SM Index - an index
of 500 widely held stocks - fared
slightly better in returning 2.90%.
Another index of well-established
stocks - the blue chips' Dow Jones
Industrial Average - surged higher
during the NASDAQ's sharp
plummet in April, but the brief rally
wasn't enough to significantly offset
earlier losses, and the Dow returned
-2.55% for the period. The Russell
2000(Registered trademark) Index - a barometer of small-cap stocks - outperformed the major indexes of larger companies with a 5.50% return. As the period drew to a close, weaker trading volume suggested investors were mixed about the direction of U.S.
stocks, and whether the three
interest-rate hikes levied by the
Fed during the period had begun
to cool off the overheated economy.

(photograph of Bob Bertelson)

NOTE TO SHAREHOLDERS:
Bob Bertelson became Portfolio Manager of Fidelity Aggressive Growth Fund on February 14, 2000.

Q. HOW DID THE FUND PERFORM, BOB?

A. For the six months that ended May 31, 2000, the fund returned 2.53%, trailing the Russell Midcap Growth Index, which returned 18.95%. The mid-cap funds average tracked by Lipper Inc. returned 14.74% during the same period. For the 12 months that ended May 31, 2000, the fund returned 43.10%, while the Russell index and Lipper average turned in returns of 43.72% and 33.79%, respectively.

Q. WHY DID THE FUND LAG BOTH ITS BENCHMARK AND ITS PEER GROUP DURING THE SIX-MONTH PERIOD?

A. The fund's overweighting in technology hurt us on both fronts. With interest rates moving steadily higher in the spring, investors, concerned about high valuation levels, dumped high-growth tech stocks for more stability found elsewhere in the market. Unfortunately, the fund felt the brunt of the selling, as the more expensive, rapidly growing companies we owned tended to go down much further than the comparably slower-growing companies that make up both the Russell index and Lipper average. Having exposure early in the period to financial stocks, such as Citigroup and American International Group, and pharmaceutical companies, such as Bristol-Myers Squibb and Eli Lilly, also hurt.

Q. WHAT CHANGES HAVE YOU MADE SINCE TAKING OVER THE FUND IN FEBRUARY?

A. Not much has changed in the sense that we continue to pursue companies with the fastest revenue and earnings growth. Once again, we found what we were looking for in the swift-moving spaces of technology, biotechnology and telecommunications. I raised the fund's stakes considerably in these sectors, while significantly reducing the fund's weighting in finance, an area that simply couldn't meet our growth demands. Similarly, in health care, I shifted the fund's focus away from large drug companies to faster-growing, seasoned biotech names. During the tech sell-off, I increased the underlying revenue/earnings growth rate of the portfolio, concentrating more assets in those names emerging as market leaders.

Q. WHAT AREAS OF TECHNOLOGY DID YOU FIND PARTICULARLY APPEALING?

A. We intensified our focus on the top firms in the rapidly growing wireless telecommunications market - namely Vodafone AirTouch, Nextel and VoiceStream Wireless - firms poised to take market share away from incumbent wire-line providers. The wireless industry continued to grow at a steep rate globally and, with higher transmission speeds on the horizon, I felt that functionality and the way people relate to wireless devices could only expand. I added significantly to our position in Nokia - the fund's top holding at the close of the period
- based on strong subscriber growth worldwide and the company's dominance in the handset market. Finally, on the infrastructure side, I added the top guns in optical networking, Ciena and JDS Uniphase, gaining exposure to the multi-year changeover of the world's copper lines to high-capacity fiber optics.

Q. WHAT STOCKS HELPED? WHICH HURT?

A. Exodus, a leading provider of Web-hosting services, was the fund's top relative contributor despite correcting sharply in the spring. Brocade soared on the back of its leadership position in fibre-channel switching, a technology that links devices used to store vast amounts of digital data. Scientific-Atlanta surged on strong demand for its set-top boxes, or interactive television devices. On the downside, Microsoft was a disappointment as the psychological weight of the company's antitrust problems was compounded by a deceleration in earnings and sales growth. The fund no longer held Microsoft at the close of the period. Motorola slipped on weaker-than-expected earnings related to falling margins in its wireless handset business. Interactive programming guide company Gemstar was punished during the tech correction - unfairly, I thought.

Q. WHAT'S YOUR OUTLOOK?

A. Going forward, a lot depends on whether the Federal Reserve Board is successful in achieving a soft landing and a deceleration of the U.S. economy, or whether it has to be more aggressive and raise interest rates further. If the economy moderates and inflation remains subdued, growth companies we own should continue to prosper, supporting robust sales and earnings growth rates. However, as always, given the uncertainty that Fed policy introduces into the investment backdrop, stocks are likely to remain volatile. We'll continue to focus on the companies that are gaining market share and are playing in large and rapidly growing markets, and we'll use periods of volatility to increase the fund's positions in stocks we feel could emerge as the long-term winners.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks capital
appreciation

FUND NUMBER: 324

TRADING SYMBOL: FDEGX

START DATE: December 28,
1990

SIZE: as of May 31, 2000,
more than $17.7 billion

MANAGER: Bob Bertelson, since
February 2000; manager,
Fidelity OTC Portfolio, 1997-
2000; Fidelity Convertible
Securities Fund, 1996-1997;
several Fidelity Select
Portfolios, 1992-1996;
joined Fidelity in 1991

BOB BERTELSON ON
CONSTRUCTING A FUND PORTFOLIO:

"I look around the world, and by
virtue of the research I do, I begin
to get a sense for themes that are
emerging in the growth universe.
Once I've distilled a set of themes, I
begin to drill down - with the help
of the Fidelity research staff - to
identify a group of companies that
appears likely to emerge as winners
in their respective spaces. In doing
that work, we rely on our
interactions with companies as
well as the customers and
suppliers that do business with
these firms. We also consult
analysts from Wall Street firms
and beyond, hoping to uncover the
names that we feel have the
strongest upside potential. Finally, I
attempt to control
company-specific risks by limiting
our exposure to any given name.

"Because of our focus on the most
rapidly growing segments of the
economy, the fund's sector
diversification typically will be less
than with many other funds. And
since we're often investing in the
most rapidly growing companies
within a sector, the stocks we own
may be more volatile than for that
industry overall, possibly resulting
in much higher volatility than the
average growth fund. So, in any
short period of time, the fund could
decline substantially, often even
more than the market itself.
However, over the long term, our
hope is to generate superior
returns, fueled by the dramatic
underlying growth of the companies
in which we invest."



INVESTMENT CHANGES





TOP TEN STOCKS BY ISSUER AS
OF MAY 31, 2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Nokia AB                        3.5                     0.6

Motorola, Inc.                  3.1                     2.1

Ciena Corp.                     2.9                     0.0

Cisco Systems, Inc.             2.7                     2.1

Texas Instruments, Inc.         2.6                     0.2

Scientific-Atlanta, Inc.        2.2                     1.1

Vodafone AirTouch PLC           2.1                     2.6

Brocade Communications          2.0                     5.7
Systems, Inc.

VoiceStream Wireless Corp.      2.0                     1.3

Corning, Inc.                   2.0                     0.6

                                25.1                    16.3

TOP FIVE MARKET SECTORS AS OF
MAY 31, 2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Technology                      61.0                    45.1

Utilities                       10.0                    14.9

Health                          9.1                     12.7

Energy                          5.6                     0.2

Media & Leisure                 5.3                     6.3



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF MAY 31, 2000 *                                          AS OF NOVEMBER 30, 1999 **

Stocks                          96.8%                         Stocks                                  98.0%

Short-Term  Investments and                                   Convertible  Securities                  0.3%
Net Other Assets                 3.2%

                                                              Short-Term  Investments and
                                                              Net Other Assets                         1.7%

* FOREIGN INVESTMENTS           14.2%                         ** FOREIGN INVESTMENTS                   6.9%

Row: 1, Col: 1, Value: 96.8                                   Row: 1, Col: 1, Value: 98.0
Row: 1, Col: 2, Value: 0.0                                    Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                    Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0                                    Row: 1, Col: 4, Value: 0.3
Row: 1, Col: 5, Value: 0.0                                    Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                    Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 3.2                                    Row: 1, Col: 8, Value: 1.7







INVESTMENTS MAY 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets



COMMON STOCKS - 96.8%

                                 SHARES                                VALUE (NOTE 1) (000S)

DURABLES - 1.6%

CONSUMER ELECTRONICS - 1.6%

Gemstar International Group       6,672,800                            $ 283,177
Ltd. (a)

ENERGY - 5.6%

ENERGY SERVICES - 4.7%

BJ Services Co. (a)               3,660,000                             262,148

Halliburton Co.                   4,000,000                             204,000

Noble Drilling Corp. (a)          1,800,000                             78,075

Schlumberger Ltd. (NY Shares)     2,030,000                             149,332

Smith International, Inc. (a)     1,200,000                             94,875

Weatherford International,        1,082,800                             46,628
Inc.

                                                                        835,058

OIL & GAS - 0.9%

Amerada Hess Corp.                797,830                               52,956

Cooper Cameron Corp. (a)          1,042,900                             72,742

Vastar Resources, Inc.            381,990                               31,108

                                                                        156,806

TOTAL ENERGY                                                            991,864

HEALTH - 9.1%

DRUGS & PHARMACEUTICALS - 8.2%

Abgenix, Inc. (a)                 300,000                               23,700

Alkermes, Inc. (a)                400,000                               14,650

Amgen, Inc. (a)                   4,460,400                             283,793

Celgene Corp. (a)                 600,000                               22,050

Cephalon, Inc. (a)(c)             1,898,600                             98,253

Elan Corp. PLC sponsored ADR      400,000                               15,925
(a)

Forest Laboratories, Inc. (a)     300,000                               26,550

Genentech, Inc.                   2,800,000                             300,650

Human Genome Sciences, Inc.       400,000                               35,100
(a)

Immunex Corp. (a)                 3,898,700                             100,879

Medarex, Inc. (a)                 775,200                               35,272

Medimmune, Inc. (a)               1,977,376                             307,235

Millennium Pharmaceuticals,       600,000                               50,175
Inc. (a)

Protein Design Labs, Inc. (a)     245,000                               26,123

Sepracor, Inc. (a)                1,269,600                             121,406

                                                                        1,461,761

COMMON STOCKS - CONTINUED

                                 SHARES                                VALUE (NOTE 1) (000S)

HEALTH - CONTINUED

MEDICAL EQUIPMENT & SUPPLIES
- 0.9%

Medtronic, Inc.                   3,132,346                            $ 161,707

TOTAL HEALTH                                                            1,623,468

INDUSTRIAL MACHINERY &
EQUIPMENT - 3.3%

ELECTRICAL EQUIPMENT - 3.3%

ANTEC Corp. (a)(c)                2,050,000                             103,013

Powerwave Technologies, Inc.      1,719,000                             93,148
(a)

Scientific-Atlanta, Inc.          6,850,000                             386,169

                                                                        582,330

MEDIA & LEISURE - 5.3%

BROADCASTING - 5.3%

AT&T Corp. - Liberty Media        1,400,000                             62,038
Group Class A (a)

EchoStar Communications Corp.     4,710,000                             188,106
Class A (a)

Grupo Televisa SA de CV           900,000                               50,119
sponsored GDR (a)

Infinity Broadcasting Corp.       1,560,750                             49,359
Class A (a)

Netro Corp.                       1,000,000                             29,875

TV Guide, Inc. Class A (a)        500,000                               12,867

United Pan-Europe                 4,206,750                             109,491
Communications NV Class A (a)

UnitedGlobalCom, Inc. Class A     6,002,100                             288,101
(a)(c)

Univision Communications,         1,228,600                             126,546
Inc. Class A (a)

Westwood One, Inc. (a)            820,000                               27,214

                                                                        943,716

RETAIL & WHOLESALE - 0.7%

GENERAL MERCHANDISE STORES -
0.5%

Kohls Corp. (a)                   1,548,300                             80,125

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.2%

Drugstore.com, Inc.               110,000                               660

Home Depot, Inc.                  850,000                               41,491

                                                                        42,151

TOTAL RETAIL & WHOLESALE                                                122,276

TECHNOLOGY - 61.0%

COMMUNICATIONS EQUIPMENT -
17.4%

Advanced Fibre                    2,350,000                             108,100
Communications, Inc. (a)

Aspect Communications Corp.       2,472,800                             99,221
(a)

Chromatis Networks, Inc. (e)      93,014                                1,635

COMMON STOCKS - CONTINUED

                                 SHARES                                VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMMUNICATIONS EQUIPMENT -
CONTINUED

Ciena Corp. (a)                   4,290,000                            $ 513,459

Cisco Systems, Inc. (a)           8,493,120                             483,577

Comverse Technology, Inc. (a)     2,190,900                             200,193

Corning, Inc.                     1,789,200                             346,098

Ditech Communications Corp.       615,000                               50,430

KPNQwest NV                       698,000                               24,256

Lucent Technologies, Inc.         2,700,000                             154,913

Metricom, Inc. (a)                1,194,000                             26,567

Nokia AB sponsored ADR            12,100,000                            629,191

Nortel Networks Corp.             4,100,000                             218,493

Oni Systems Corp.                 9,600                                 240

Telefonaktiebolaget LM            10,400,000                            213,200
Ericsson sponsored ADR

UTStarcom, Inc.                   500,000                               19,125

                                                                        3,088,698

COMPUTER SERVICES & SOFTWARE
- 17.7%

Active Software, Inc.             67,500                                2,422

Aether Systems, Inc.              677,100                               93,059

Affymetrix, Inc. (a)              390,100                               46,324

Ariba, Inc.                       800,000                               41,700

Art Technology Group, Inc. (c)    4,900,400                             287,592

Aspect Development, Inc. (a)      2,848,560                             166,641

Autonomy Corp. PLC ADR (a)        39,900                                4,249

Axent Technolgies, Inc. (a)(c)    2,012,300                             37,290

BEA Systems, Inc. (a)             9,266,400                             334,749

BMC Software, Inc. (a)            4,069,100                             179,040

Broadbase Software, Inc.          1,772,800                             37,229

BroadVision, Inc. (a)             2,462,100                             88,174

Clarent Corp.                     479,000                               20,298

Computer Associates               1,500,000                             77,250
International, Inc.

Covad Communications Group,       4,140,350                             97,816
Inc. (a)

Critical Path, Inc. (a)           883,100                               28,094

E.piphany, Inc.                   515,000                               40,234

El Sitio, Inc.                    1,200,000                             7,200

Electronics for Imaging, Inc.     2,476,800                             91,177
(a)

Exodus Communications, Inc.       4,370,200                             308,372
(a)

Foundry Networks, Inc.            763,750                               48,164

Inktomi Corp. (a)                 200,000                               22,325

Intershop Communication AG (a)    100,000                               40,677

Keynote Systems, Inc.             524,500                               18,259

Legato Systems, Inc. (a)(c)       4,996,200                             54,334

COMMON STOCKS - CONTINUED

                                 SHARES                                VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Mercator Software, Inc. (a)(c)    2,562,500                            $ 76,234

Mercury Interactive Corp. (a)     500,000                               42,375

Netegrity, Inc. (a)               849,400                               45,655

NetIQ Corp. (c)                   1,966,367                             66,611

Network Solutions, Inc. Class     400,000                               59,125
A (a)

New Era of Networks, Inc.         2,435,295                             52,054
(a)(c)

OnDisplay, Inc.                   506,500                               23,299

OpenTV Corp. (c)                  1,021,500                             46,223

Peregrine Systems, Inc. (a)       5,225,700                             108,433

Proxicom, Inc.                    575,000                               26,378

Puma Technology, Inc. (a)         387,800                               8,532

Puma Technology, Inc. (d)         400,000                               8,975

Quest Software, Inc.              877,200                               35,088

Razorfish, Inc. Class A           1,170,900                             18,295

Redback Networks, Inc.            367,000                               30,782

Siebel Systems, Inc. (a)          200,000                               23,400

Spyglass, Inc. (a)(c)             1,235,000                             38,285

TIBCO Software, Inc.              500,000                               27,813

Titan Corp. (a)                   300,000                               10,763

VeriSign, Inc. (a)                200,000                               27,075

Vignette Corp. (a)                3,769,800                             103,905

Vitria Technology, Inc.           1,800,000                             63,000

WatchGuard Technologies, Inc.     500,000                               13,813

webMethods, Inc.                  291,700                               24,393

                                                                        3,153,175

COMPUTERS & OFFICE EQUIPMENT
- 6.5%

Adaptec, Inc. (a)                 3,057,600                             60,197

Alteon Websystems, Inc.           258,300                               13,125

Brocade Communications            3,010,400                             355,039
Systems, Inc.

Compaq Computer Corp.             1,500,000                             39,375

Dell Computer Corp. (a)           5,087,100                             219,381

EMC Corp. (a)                     1,300,000                             151,206

Finisar Corp.                     2,481,100                             55,360

Juniper Networks, Inc.            246,500                               43,184

Lexmark International Group,      1,300,000                             90,675
Inc. Class A (a)

MRV Communications, Inc. (a)      1,774,600                             47,249

SanDisk Corp. (a)                 1,500,000                             87,188

                                                                        1,161,979

COMMON STOCKS - CONTINUED

                                 SHARES                                VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

ELECTRONICS - 19.4%

Advanced Micro Devices, Inc.      4,000,000                            $ 325,750
(a)

Altera Corp. (a)                  600,000                               51,525

Analog Devices, Inc. (a)          3,000,000                             231,000

Applied Micro Circuits Corp.      500,000                               49,625
(a)

Atmel Corp. (a)                   2,801,100                             106,967

Bookham Technology PLC            800,000                               38,950
sponsored ADR

Chartered Semiconductor           2,334,000                             187,304
Manufacturing Ltd. ADR

Conexant Systems, Inc. (a)        1,695,000                             63,774

E Tek Dynamics, Inc. (a)          611,200                               112,346

Epcos AG sponsored ADR (a)        850,300                               103,843

Flextronics International         2,499,500                             136,067
Ltd. (a)

Harmonic, Inc. (a)                395,000                               17,652

Infineon Technologies AG (a)      1,400,000                             90,210

JDS Uniphase Corp. (a)            800,000                               70,400

LSI Logic Corp. (a)               4,450,000                             234,459

Metalink Ltd.                     360,000                               9,000

Micron Technology, Inc. (a)       2,857,700                             199,860

Motorola, Inc.                    5,804,999                             544,219

Sanmina Corp. (a)                 1,500,000                             95,438

SDL, Inc. (a)                     1,100,000                             249,219

Texas Instruments, Inc.           6,467,900                             467,306

Xilinx, Inc. (a)                  851,100                               64,790

                                                                        3,449,704

TOTAL TECHNOLOGY                                                        10,853,556

TRANSPORTATION - 0.2%

AIR TRANSPORTATION - 0.2%

Southwest Airlines Co.            2,000,000                             38,375

UTILITIES - 10.0%

CELLULAR - 7.9%

AT&T Corp. - Wireless Group       3,000,000                             85,688

China Telecom (Hong Kong)         405,700                               59,638
Ltd. sponsored ADR (a)

Nextel Communications, Inc.       3,052,800                             282,766
Class A (a)

NTT DoCoMo, Inc.                  2,000                                 51,587

Sprint Corp. - PCS Group          3,712,000                             206,016
Series 1 (a)

Vodafone AirTouch PLC             81,243,626                            372,197

VoiceStream Wireless Corp. (a)    3,056,725                             349,995

                                                                        1,407,887

COMMON STOCKS - CONTINUED

                                 SHARES                                VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

TELEPHONE SERVICES - 2.1%

Allegiance Telecom, Inc. (a)      1,695,245                            $ 89,636

Crayfish Co. Ltd. sponsored       700,000                               7,000
ADR

McLeodUSA, Inc. Class A (a)       5,963,100                             119,262

Metromedia Fiber Network,         2,600,600                             80,456
Inc. Class A (a)

Qwest Communications              1,000,000                             42,313
International, Inc. (a)

TeraBeam Networks (e)             16,600                                249

Time Warner Telecom, Inc.         621,300                               34,793
Class A

                                                                        373,709

TOTAL UTILITIES                                                         1,781,596

TOTAL COMMON STOCKS                                                     17,220,358
(Cost $17,978,624)

CASH EQUIVALENTS - 4.6%

Central Cash Collateral Fund,     349,384,200                           349,384
6.54% (b)

Taxable Central Cash Fund,        479,100,806                           479,101
6.37% (b)

                                 MATURITY AMOUNT (000S)

Investments in repurchase        $ 6,300                                6,299
agreements (U.S. Treasury
Obligations), in a joint
trading account at 6%, dated
5/31/00 due 6/1/00

TOTAL CASH EQUIVALENTS                                                  834,784
(Cost $834,784)

TOTAL INVESTMENT PORTFOLIO -                                            18,055,142
101.4%
(Cost $18,813,408)

NET OTHER ASSETS - (1.4)%                                               (257,827)

NET ASSETS - 100%                                                     $ 17,797,315


LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $8,975,000 or 0.1% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY                  ACQUISITION DATE  ACQUISITION COST (000S)

Chromatis Networks, Inc.  5/19/00           $ 1,635

TeraBeam Networks         4/7/00            $ 249

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America     85.8%

Finland                       3.5

United Kingdom                2.3

Singapore                     1.9

Germany                       1.3

Canada                        1.2

Sweden                        1.2

Others (individually less     2.8
than 1%)

                            100.0%

INCOME TAX INFORMATION

At May 31, 2000, the aggregate cost of investment securities for income tax purposes was $18,921,220,000. Net unrealized depreciation aggregated $866,078,000, of which $2,657,468,000 related to appreciated investment securities and $3,523,546,000 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)
                              MAY 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at              $ 18,055,142
value (including repurchase
agreements of $6,299) (cost
$18,813,408) -  See
accompanying schedule

Cash                                       1

Receivable for investments                 224,854
sold

Receivable for fund shares                 30,498
sold

Dividends receivable                       819

Interest receivable                        2,512

Redemption fees receivable                 51

Other receivables                          699

 TOTAL ASSETS                              18,314,576

LIABILITIES

Payable for investments        $ 129,612
purchased

Payable for fund shares         22,565
redeemed

Accrued management fee          10,517

Other payables and accrued      5,183
expenses

Collateral on securities        349,384
loaned, at value

 TOTAL LIABILITIES                         517,261

NET ASSETS                                $ 17,797,315

Net Assets consist of:

Paid in capital                           $ 15,922,473

Accumulated net investment                 (48,374)
loss

Accumulated undistributed net              2,681,482
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                (758,266)
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 354,963                   $ 17,797,315
shares outstanding

NET ASSET VALUE, offering                  $50.14
price and redemption price
per share ($17,797,315
(divided by) 354,963 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS        SIX
                            MONTHS ENDED MAY 31, 2000
                                          (UNAUDITED)

INVESTMENT INCOME                            $ 15,675
Dividends

Interest                                      15,340

Security lending                              2,738

 TOTAL INCOME                                 33,753

EXPENSES

Management fee Basic fee         $ 57,756

 Performance adjustment           4,754

Transfer agent fees               17,112

Accounting and security           644
lending fees

Non-interested trustees'          45
compensation

Custodian fees and expenses       324

Registration fees                 4,041

Audit                             45

Legal                             54

Miscellaneous                     3

 Total expenses before            84,778
reductions

 Expense reductions               (2,651)     82,127

NET INVESTMENT INCOME (LOSS)                  (48,374)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            2,696,956
(including realized gain of
$949,136 on sales of
investments in affiliated
issuers)

 Foreign currency transactions    (291)       2,696,665

Change in net unrealized                      (3,707,162)
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                               (1,010,497)

NET INCREASE (DECREASE) IN                   $ (1,058,871)
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED MAY 31, 2000  YEAR ENDED  NOVEMBER 30, 1999
                                 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ (48,374)                     $ (32,592)
income (loss)

 Net realized gain (loss)         2,696,665                      1,271,740

 Change in net unrealized         (3,707,162)                    2,431,219
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       (1,058,871)                    3,670,367
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (1,111,568)                    (235,997)
from net realized gains

Share transactions Net            10,785,196                     6,661,315
proceeds from sales of shares

 Reinvestment of distributions    1,091,550                      230,927

 Cost of shares redeemed          (3,501,848)                    (1,258,379)

 NET INCREASE (DECREASE) IN       8,374,898                      5,633,863
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

Redemption fees                   10,263                         3,265

  TOTAL INCREASE (DECREASE)       6,214,722                      9,071,498
IN NET ASSETS

NET ASSETS

 Beginning of period              11,582,593                     2,511,095

 End of period (including        $ 17,797,315                   $ 11,582,593
accumulated net investment
loss   of $48,374 and $0,
respectively)

OTHER INFORMATION
Shares

 Sold                             176,518                        157,336

 Issued in reinvestment of        19,727                         7,624
distributions

 Redeemed                         (59,622)                       (30,724)

 Net increase (decrease)          136,623                        134,236


FINANCIAL HIGHLIGHTS

                               SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                               (UNAUDITED)                    1999                  1998      1997      1996      1995

SELECTED PER-SHARE DATA

Net asset value, beginning     $ 53.05                        $ 29.86               $ 29.68   $ 26.37   $ 24.41   $ 16.58
of period

Income from Investment
Operations

Net investment  income (loss)   (.15)                          (.23)                 (.18)     (.17)     (.07)     (.14)
D

Net realized  and unrealized    1.82 F                         26.12                 6.44      3.79      3.10      7.99
gain (loss)

Total from investment           1.67                           25.89                 6.26      3.62      3.03      7.85
operations

Less Distributions

From net  realized gain         (4.61)                         (2.72)                (6.08)    (.32)     (1.08)    (.04)

Redemption fees added to paid   .03                            .02                   -         .01       .01       .02
 in capital

Net asset value,  end of       $ 50.14                        $ 53.05               $ 29.86   $ 29.68   $ 26.37   $ 24.41
period

TOTAL RETURN B, C               2.53%                          93.91%                27.89%    13.98%    13.27%    47.59%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in  $ 17,797                       $ 11,583              $ 2,511   $ 1,978   $ 1,939   $ 1,332
millions)

Ratio of expenses to average    .92% A                         .99%                  1.08%     1.09%     1.10%     1.10%
net assets

Ratio of expenses to average    .90% A, E                      .97% E                1.05% E   1.05% E   1.09% E   1.09% E
net assets after expense
reductions

Ratio of net investment         (.53)% A                       (.58)%                (.67)%    (.60)%    (.31)%    (.66)%
income (loss) to average
net assets

Portfolio turnover rate         221% A                         186%                  199%      212%      105%      102%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
F THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Aggressive Growth Fund (the fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to .75% of the proceeds of the redeemed shares. Effective March 20, 2000, the short-term trading fee increased from .75% to 1.50%. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $1,884,000 or .01% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $26,233,137,000 and $19,388,063,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to
 .5200% for the period. The annual individual fund fee rate is .35%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .68% of average net assets after the performance adjustment.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $616,000 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $339,616,000. The fund received cash collateral of $349,384,000 which was invested in cash equivalents.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $2,257,000 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $5,000 and $389,000, respectively, under these arrangements.

7. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH
AFFILIATED COMPANIES

AMOUNTS IN THOUSANDS AFFILIATE      PURCHASE COST      SALES COST      DIVIDEND INCOME      VALUE

ANTEC Corp.                         $ -                $ -             $ -                  $ 103,013

Art Technology Group, Inc.           79,650             -               -                    287,592

Axent Technologies, Inc.             -                  -               -                    37,290

Brocade Communications               5,939              221,374         -                    -
Systems, Inc.

Cephalon, Inc.                       10,223             -               -                    98,253

Digex, Inc. Class A                  -                  3,333           -                    -

Exodus Communications, Inc.          -                  93,486          -                    -

F5 Networks, Inc.                    -                  44,124          -                    -

Legato Systems, Inc.                 7,903              50,077          -                    54,334

Mercator Software, Inc.              79,972             -               -                    76,234

NetIQ Corp.                          7,110              -               -                    66,611

New Era of Networks, Inc.            17,388             -               -                    52,054

OpenTV Corp.                         23,312             -               -                    46,223

Spyglass, Inc.                       11,068             -               -                    38,285

UnitedGlobalCom, Inc. Class A        76,340             -               -                    288,101

TOTALS                              $ 318,905          $ 412,394       $ -                  $ 1,147,990


MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FAST(registered trademark))

1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.

BY PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

Three Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72nd Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

RHODE ISLAND

47 Providence Place
Providence, RI

TENNESSEE

6150 Poplar Avenue
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

1861 International Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc.
Fidelity Management & Research
 (Far East) Inc.
Fidelity Investment Japan Ltd.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
Robert Bertelson, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Michael Cook

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

* INDEPENDENT TRUSTEES

FEG-SANN-0700  106083
1.704532.102

CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA

FIDELITY'S GROWTH FUNDS
Aggressive Growth Fund
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund (registered trademark)
Contrafund(registered trademark) II
Disciplined Equity Fund
Dividend Growth Fund
Export and Multinational Fund
Fidelity Fifty (registered trademark)
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium Fund(registered trademark)
OTC Portfolio
Retirement Growth Fund
Small Cap Selector
Small Cap Stock Fund
Stock Selector
Tax Managed Stock Fund
TechnoQuant (registered trademark) Growth Fund
Trend Fund
Value Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions and
Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FAST(registered trademark))  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com


FIDELITY(REGISTERED TRADEMARK)
GROWTH COMPANY
FUND

SEMIANNUAL REPORT
MAY 31, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  23  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 27  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-6666 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

The technology sell-off that began in mid-March continued to hamper equity markets, driving the tech-heavy NASDAQ index down more than 16% year to date through the end of May. Broader equity indexes, including the S&P 500(registered trademark), also were down, but not as much as more concentrated performance measures. In bond markets, Treasuries got a boost late in the period as economic reports showed the first signs of a slowing economy.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 2000  PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY GROWTH COMPANY     19.16%         61.17%       274.78%       637.80%

Russell 3000(registered     6.89%          24.62%       224.30%       455.28%
trademark) Growth

Growth Funds Average        7.32%          20.08%       172.00%       349.50%


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Russell 3000 Growth Index - a market capitalization-weighted index of growth-oriented stocks of U.S. domiciled corporations. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,387 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 2000  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY GROWTH COMPANY     61.17%       30.24%        22.12%

Russell 3000 Growth         24.62%       26.53%        18.70%

Growth Funds Average        20.08%       21.60%        15.77%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Growth Company              Russell 3000 Growth
             00025                       RS007
  1990/05/31      10000.00                    10000.00
  1990/06/30      10114.61                    10104.62
  1990/07/31       9799.43                     9991.10
  1990/08/31       8782.23                     9005.86
  1990/09/30       8003.82                     8500.74
  1990/10/31       8042.02                     8508.27
  1990/11/30       8901.62                     9091.64
  1990/12/31       9360.08                     9418.68
  1991/01/31      10415.47                     9921.24
  1991/02/28      11088.83                    10727.54
  1991/03/31      11690.54                    11168.45
  1991/04/30      11585.48                    11111.61
  1991/05/31      12201.53                    11609.36
  1991/06/30      11380.13                    11045.00
  1991/07/31      12282.71                    11632.48
  1991/08/31      12812.80                    12027.50
  1991/09/30      12736.39                    11839.83
  1991/10/31      12707.74                    12042.40
  1991/11/30      12234.96                    11716.55
  1991/12/31      13883.82                    13342.01
  1992/01/31      14040.06                    13095.61
  1992/02/29      14159.35                    13123.01
  1992/03/31      13428.04                    12739.97
  1992/04/30      13168.71                    12781.58
  1992/05/31      13153.15                    12868.57
  1992/06/30      12686.36                    12516.69
  1992/07/31      13137.59                    13066.85
  1992/08/31      12779.72                    12885.35
  1992/09/30      12982.00                    13047.84
  1992/10/31      13682.18                    13264.96
  1992/11/30      14589.83                    13884.28
  1992/12/31      14986.60                    14038.73
  1993/01/31      15350.57                    13900.72
  1993/02/28      14921.61                    13643.20
  1993/03/31      15453.74                    13912.02
  1993/04/30      15285.41                    13363.41
  1993/05/31      16143.35                    13854.66
  1993/06/30      16203.08                    13739.08
  1993/07/31      15942.44                    13524.54
  1993/08/31      16594.04                    14086.68
  1993/09/30      17061.02                    14029.66
  1993/10/31      17294.51                    14421.25
  1993/11/30      16784.09                    14282.56
  1993/12/31      17412.86                    14557.21
  1994/01/31      17977.70                    14898.12
  1994/02/28      17689.00                    14645.22
  1994/03/31      16864.99                    13919.90
  1994/04/30      17063.47                    13982.06
  1994/05/31      16967.24                    14146.26
  1994/06/30      16185.34                    13712.20
  1994/07/31      16558.25                    14154.31
  1994/08/31      17400.29                    14967.47
  1994/09/30      17051.45                    14789.22
  1994/10/31      17604.79                    15119.00
  1994/11/30      16991.30                    14622.96
  1994/12/31      17025.52                    14877.92
  1995/01/31      16838.15                    15132.87
  1995/02/28      17537.66                    15773.43
  1995/03/31      18224.68                    16234.89
  1995/04/30      19011.62                    16579.06
  1995/05/31      19686.15                    17122.70
  1995/06/30      21147.62                    17833.12
  1995/07/31      22721.51                    18639.77
  1995/08/31      23002.57                    18682.07
  1995/09/30      23652.11                    19492.83
  1995/10/31      23520.95                    19405.50
  1995/11/30      23995.62                    20169.86
  1995/12/31      23769.84                    20318.48
  1996/01/31      24345.42                    20912.47
  1996/02/29      24912.06                    21350.64
  1996/03/31      25103.13                    21417.07
  1996/04/30      25880.60                    22090.17
  1996/05/31      26592.19                    22900.41
  1996/06/30      26229.81                    22767.37
  1996/07/31      24622.15                    21283.69
  1996/08/31      25201.96                    21933.50
  1996/09/30      26921.62                    23482.76
  1996/10/31      27040.22                    23508.10
  1996/11/30      28687.41                    25165.23
  1996/12/31      27764.69                    24764.73
  1997/01/31      29393.52                    26392.76
  1997/02/28      28781.73                    26081.64
  1997/03/31      27008.22                    24632.02
  1997/04/30      28018.71                    26100.02
  1997/05/31      30108.43                    28148.94
  1997/06/30      31249.52                    29260.51
  1997/07/31      33930.41                    31744.24
  1997/08/31      32665.58                    30147.51
  1997/09/30      34239.74                    31725.59
  1997/10/31      32266.88                    30475.70
  1997/11/30      32885.55                    31561.60
  1997/12/31      33014.48                    31882.20
  1998/01/31      33275.96                    32702.48
  1998/02/28      36062.43                    35201.51
  1998/03/31      37240.14                    36611.58
  1998/04/30      37055.40                    37091.73
  1998/05/31      35592.89                    35886.32
  1998/06/30      37825.14                    37919.97
  1998/07/31      37848.23                    37410.41
  1998/08/31      31451.67                    31548.12
  1998/09/30      34669.20                    34030.30
  1998/10/31      36516.58                    36690.05
  1998/11/30      38656.46                    39484.99
  1998/12/31      42004.31                    43046.14
  1999/01/31      44674.21                    45529.86
  1999/02/28      43022.07                    43296.54
  1999/03/31      45786.71                    45524.73
  1999/04/30      46309.75                    45856.63
  1999/05/31      45778.41                    44557.17
  1999/06/30      50161.97                    47619.45
  1999/07/31      50751.43                    46108.20
  1999/08/31      53175.68                    46681.56
  1999/09/30      52162.81                    45827.88
  1999/10/31      55450.48                    49128.87
  1999/11/30      61917.91                    51948.39
  1999/12/31      75387.66                    57606.83
  2000/01/31      78257.58                    55060.78
  2000/02/29      99362.07                    58500.59
  2000/03/31      89547.08                    61809.09
  2000/04/30      80184.39                    58629.57
  2000/05/31      73779.77                    55528.30
IMATRL PRASUN   SHR__CHT 20000531 20000619 120414 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Growth Company Fund on May 31, 1990. As the chart shows, by May 31, 2000, the value of the investment would have grown to $73,780 - a 637.80% increase on the initial investment. For comparison, look at how the Russell 3000 Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $55,528 - a 455.28% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER MULTI-CAP GROWTH FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER MULTI-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF MAY 31, 2000, THE SIX MONTH, ONE YEAR, FIVE YEAR, AND 10 YEAR CUMULATIVE TOTAL RETURNS FOR THE MULTI-CAP GROWTH FUNDS AVERAGE WERE 13.01%, 40.45%, 214.24%, AND 426.94%, RESPECTIVELY; AND THE ONE YEAR, FIVE YEAR, AND 10 YEAR AVERAGE ANNUAL TOTAL RETURNS WERE 40.45%, 25.26%, AND 17.71%, RESPECTIVELY. THE SIX MONTH, ONE YEAR, FIVE YEAR, AND 10 YEAR CUMULATIVE TOTAL RETURNS FOR THE MULTI-CAP SUPERGROUP AVERAGE WERE 7.79%, 17.37%, 152.79%, AND 322.52%, RESPECTIVELY; AND THE ONE YEAR,
FIVE YEAR, AND 10 YEAR AVERAGE ANNUAL TOTAL RETURNS WERE 17.37%, 19.72%, AND 15.05%, RESPECTIVELY.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

U.S. equity investors faced a steadily
declining market during the latter
part of the six-month period that
ended May 31, 2000, after
experiencing continued growth the
prior three months. Two chief
catalysts - a tightening of monetary
policy by the Federal Reserve Board
and the bursting of a speculative
bubble in technology stocks -
sparked a sustained pullback among
the major U.S. equity indexes that
began in March. The tech-heavy
NASDAQ Composite Index reached
a high of 5048 on March 10 before
quickly retreating below the 4000
level. The NASDAQ dropped to
3401 on the final day of the period,
gaining a modest 2.05% return for
the six-month period. The Standard
& Poor's 500SM Index - an index
of 500 widely held stocks - fared
slightly better in returning 2.90%.
Another index of well-established
stocks - the blue chips' Dow Jones
Industrial Average - surged higher
during the NASDAQ's sharp
plummet in April, but the brief rally
wasn't enough to significantly offset
earlier losses, and the Dow returned
-2.55% for the period. The Russell
2000(Registered trademark) Index - a barometer of small-cap stocks - outperformed the major indexes of larger companies with a 5.50% return. As the period drew to a close, weaker trading volume suggested investors were mixed about the direction of U.S.
stocks, and whether the three
interest-rate hikes levied by the
Fed during the period had begun
to cool off the overheated economy.

(photograph of Steven Wymer)

An interview with Steven Wymer, Portfolio Manager of Fidelity Growth
Company Fund

Q. HOW DID THE FUND PERFORM, STEVE?

A. For the six-month period that ended May 31, 2000, the fund returned 19.16%, more than doubling the 6.89% return for the Russell 3000 Growth Index. The fund also outpaced the 7.32% return for the growth funds average tracked by Lipper Inc. For the 12 months that ended May 31, 2000, the fund posted a total return of 61.17%, beating both the Russell 3000 Growth Index and the Lipper peer group, which returned 24.62% and 20.08%, respectively.

Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S OUTSTANDING PERFORMANCE?

A. The primary contributor was strong stock selection in the technology and health sectors. The fund's focus on more aggressive stocks in the faster-growing subsectors of technology particularly benefited performance during the first half of the period, but hampered the fund's return somewhat during the pullback in technology stocks during the latter half of the period. However, the gains made by several of the fund's technology holdings - such as Network Appliance, Ciena and National Semiconductor - early on more than offset the declines experienced during the second half of the period. In the health arena, the fund's focus on faster-growing biotechnology, genomic and drug discovery companies helped it outperform the benchmark.

Q. THE FUND'S HOLDINGS IN HEALTH DECLINED TO 14.3% OF NET ASSETS AT THE END OF THE PERIOD, FROM 18.2% SIX MONTHS AGO. WHAT WAS YOUR
STRATEGY THERE?

A. The fund was well-positioned going into the period, but its holdings in the genomic and drug discovery areas moved too high, too fast for my liking in the middle of the period. Additionally, with the area having become overheated, a flurry of new issues and additional stock supply entered the market, ultimately putting pressure on prices for the sector as a whole. As a result, valuations in the sector crashed. Before, during and after this pullback, I took some profits in the fund's holdings while becoming more selective in the health sector. At the end of the period, I hadn't yet redeployed the assets back into the sector from earlier profit-taking.

Q. COMPARED TO THE INDEX, THE FUND REMAINED SLIGHTLY OVERWEIGHTED IN TECHNOLOGY, WHICH SUFFERED A SUBSTANTIAL CORRECTION IN THE FINAL
MONTHS OF THE PERIOD. HOW DID YOU HANDLE THIS DOWNTURN?

A. I tried to get more selective as tech-nology stocks ran up earlier in the period. Later on when the market turned, I added to some areas where the fundamentals of certain companies looked solid, such as communications semiconductors, which I discuss in my callout box on page 8.

Q. WHAT OTHER STRATEGIES HELPED THE FUND'S PERFORMANCE?

A. My decision to remain overweighted in selected utilities stocks was beneficial, allowing the fund to strongly outperform the index's utilities sector holdings. Positions that performed well for the fund included Vodafone AirTouch and Nextel, both of which benefited from industry consolidation and robust demand for wireless communications.

Q. WHAT STOCKS WERE KEY CONTRIBUTORS?

A. Network Appliance, a leader in the network storage area, benefited from the trend to centralize and simplify data storage. National Semiconductor, an analog semiconductor company, refocused itself and added new products, a move that was positively received by investors. PE Corp. - Celera, a leader in genomics information, benefited from surging interest in sequencing the human genome, or genetic code.

Q. WHAT STOCKS WERE DISAPPOINTMENTS?

A. Microsoft was one of the fund's most significant detractors.
Setbacks in the company's ongoing defense of antitrust litigation brought by the federal government hampered the stock's return. Novell, a software company in transition, stumbled after it reported a shortfall in sales and earnings.

Q. WHAT'S YOUR OUTLOOK?

A. Toward the end of the period, I thought the market's valuations were relatively OK, while sentiment was favorable and investors appeared to be cautious. Additionally, it appeared there was evidence that the U.S. economy was slowing, which could put an end to increases in interest rates by the Federal Reserve Board. With this in mind, it will be important to focus on the fundamentals of companies to see which ones can perform in a potentially slower U.S. economy.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: to increase the value of
the fund's shares over the
long term by investing in
stocks of companies with
above-average growth
potential

FUND NUMBER: 025

TRADING SYMBOL: FDGRX

START DATE: January 17,
1983

SIZE: as of May 31, 2000,
more than $29.7 billion

MANAGER: Steven Wymer,
since 1997; manager,
Fidelity Dividend Growth
Fund, 1995-1997; several
Fidelity Select Portfolios,
1990-1994; joined Fidelity
in 1989

STEVE WYMER ON
COMMUNICATIONS
SEMICONDUCTORS:

"Access to the Internet during the
past decade has been primarily
gained through the use of
personal computers. Now, in
addition to PC-based wire-line
communication, we're seeing
growth in wireless Internet
access. A number of factors
highlight this trend. First, the
number of wireless users is
growing at a rapid pace, adding to
the steady growth of wire-line
users. Second, there is increased
demand among wireless users for
faster transmission speeds.
Further, the demand for intense
computational ability is increasing,
as additional processes - such
as security - need to be executed
to proper standards.

"That said, a key enabler of wireless
transmission of information is
communications semiconductors.
As the growth of the Internet
accelerates, companies
specializing in delivering new
semiconductor products - such
as Texas Instruments, National
Semiconductor, Agilent, Xilinx and
Analog Devices -  are among those
that could benefit most from this
expansion.

"Further accelerating this demand for
communications semiconductors is
the growing number of
communications equipment
companies - such as Ericsson, Nortel
and Cisco - that are buying
communications semiconductors from
other companies to speed up time to
market of their own products. Time to
market is critical for communications
equipment manufacturers because
product cycles are increasingly
getting shorter."


INVESTMENT CHANGES





TOP TEN STOCKS AS OF MAY 31,
2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Cisco Systems, Inc.             3.9                     2.8

Network Appliance, Inc.         3.2                     2.4

Sepracor, Inc.                  2.2                     1.4

Texas Instruments, Inc.         2.1                     0.8

National Semiconductor Corp.    2.0                     2.7

Microsoft Corp.                 2.0                     3.0

Fannie Mae                      1.5                     1.3

General Electric Co.            1.5                     1.7

Wal-Mart Stores, Inc.           1.5                     1.4

Agilent Technologies, Inc.      1.3                     0.6

                                21.2                    18.1

TOP FIVE MARKET SECTORS AS OF
MAY 31, 2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Technology                      44.1                    41.4

Health                          14.3                    18.2

Finance                         8.7                     6.2

Utilities                       5.4                     4.7

Nondurables                     4.3                     3.4



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF MAY 31, 2000 *                                         AS OF NOVEMBER 30, 1999 **

Stocks                          98.1%                        Stocks                                  97.8%

Short-Term  Investments and                                  Short-Term  Investments and
Net Other Assets                 1.9%                        Net Other Assets                         2.2%

* FOREIGN  INVESTMENTS           6.9%                        ** FOREIGN INVESTMENTS                   8.7%

Row: 1, Col: 1, Value: 98.09999999999999                     Row: 1, Col: 1, Value: 97.8
Row: 1, Col: 2, Value: 0.0                                   Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                   Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0                                   Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0                                   Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                   Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                   Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 1.9                                   Row: 1, Col: 8, Value: 2.2







INVESTMENTS MAY 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets



COMMON STOCKS - 98.1%

                                 SHARES                                VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 0.3%

AEROSPACE & DEFENSE - 0.2%

Boeing Co.                        1,325,000                            $ 51,758

DEFENSE ELECTRONICS - 0.1%

REMEC, Inc. (a)                   653,000                               22,161

TOTAL AEROSPACE & DEFENSE                                               73,919

BASIC INDUSTRIES - 2.5%

CHEMICALS & PLASTICS - 1.9%

Dow Chemical Co.                  700,000                               74,944

E.I. du Pont de Nemours and       845,973                               41,453
Co.

IMC Global, Inc.                  1,025,000                             15,759

Minerals Technologies, Inc.       2,115,000                             97,819
(c)

Pharmacia Corp.                   2,330,500                             121,040

Sealed Air Corp. (a)              1,375,000                             77,000

Union Carbide Corp.               2,347,700                             128,390

                                                                        556,405

METALS & MINING - 0.3%

Alcoa, Inc.                       650,000                               37,984

Freeport-McMoRan Copper &         2,075,000                             19,064
Gold, Inc. Class B (a)

Inco Ltd. (a)                     3,150,000                             50,518

                                                                        107,566

PACKAGING & CONTAINERS - 0.3%

Tupperware Corp. (c)              3,637,700                             80,257

PAPER & FOREST PRODUCTS - 0.0%

Kimberly-Clark Corp.              175,600                               10,624

TOTAL BASIC INDUSTRIES                                                  754,852

CONSTRUCTION & REAL ESTATE -
0.3%

ENGINEERING - 0.3%

Fluor Corp.                       3,013,968                             97,954

DURABLES - 2.4%

AUTOS, TIRES, & ACCESSORIES -
0.3%

AutoZone, Inc. (a)                2,975,000                             83,300

CONSUMER DURABLES - 0.5%

Minnesota Mining &                1,760,000                             150,920
Manufacturing Co.

CONSUMER ELECTRONICS - 0.7%

Gemstar International Group       1,805,000                             76,600
Ltd. (a)

COMMON STOCKS - CONTINUED

                                 SHARES                                VALUE (NOTE 1) (000S)

DURABLES - CONTINUED

CONSUMER ELECTRONICS -
CONTINUED

General Motors Corp. Class H      225,000                              $ 22,148
(a)

Sony Corp. sponsored ADR          1,250,000                             113,984

                                                                        212,732

TEXTILES & APPAREL - 0.9%

NIKE, Inc. Class B                4,792,000                             205,457

Timberland Co. Class A (a)        668,300                               49,371

                                                                        254,828

TOTAL DURABLES                                                          701,780

ENERGY - 2.6%

ENERGY SERVICES - 1.8%

Baker Hughes, Inc.                3,977,500                             144,184

Diamond Offshore Drilling,        1,000,000                             40,875
Inc.

Halliburton Co.                   1,900,000                             96,900

Schlumberger Ltd.                 2,252,700                             165,714

Transocean Sedco Forex, Inc.      1,903,170                             93,612

                                                                        541,285

OIL & GAS - 0.8%

Anadarko Petroleum Corp.          1,389,600                             73,736

Apache Corp.                      275,000                               16,741

Conoco, Inc. Class B              675,629                               19,255

Devon Energy Corp.                425,000                               25,420

EOG Resources, Inc.               1,450,000                             47,125

Tosco Corp.                       2,050,000                             62,781

                                                                        245,058

TOTAL ENERGY                                                            786,343

FINANCE - 8.7%

BANKS - 1.5%

Bank One Corp.                    5,025,000                             166,139

State Street Corp.                815,900                               90,973

Synovus Finanical Corp.           1,583,500                             31,670

U.S. Bancorp                      1,975,400                             51,360

Wells Fargo & Co.                 2,147,800                             97,188

                                                                        437,330

CREDIT & OTHER FINANCE - 0.8%

American Express Co.              3,172,548                             170,723

COMMON STOCKS - CONTINUED

                                 SHARES                                VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

Citigroup, Inc.                   712,648                              $ 44,318

NextCard, Inc.                    2,195,000                             21,264

                                                                        236,305

FEDERAL SPONSORED CREDIT - 2.1%

Fannie Mae                        7,624,300                             458,411

Freddie Mac                       4,200,400                             186,918

                                                                        645,329

INSURANCE - 3.6%

Allmerica Financial Corp.         1,423,161                             82,099

American International Group,     2,902,500                             326,713
Inc.

CIGNA Corp.                       3,100,000                             275,319

MetLife, Inc.                     10,075,000                            206,538

MONY Group, Inc.                  635,600                               23,557

The Chubb Corp.                   2,150,000                             150,500

                                                                        1,064,726

SAVINGS & LOANS - 0.1%

Net.B@nk, Inc. (a)(c)             2,285,000                             24,135

SECURITIES INDUSTRY - 0.6%

Charles Schwab Corp.              1,458,375                             41,928

E*Trade Group, Inc. (a)           384,000                               5,976

Nomura Securities Co. Ltd.        6,182,000                             141,673

                                                                        189,577

TOTAL FINANCE                                                           2,597,402

HEALTH - 14.3%

DRUGS & PHARMACEUTICALS - 11.3%

Abgenix, Inc. (a)                 1,785,600                             141,062

Allergan, Inc.                    500,000                               34,344

Alpharma, Inc. Class A            485,000                               24,008

American Home Products Corp.      1,000,000                             53,875

Amgen, Inc. (a)                   1,625,000                             103,391

Biogen, Inc. (a)                  794,540                               43,302

Bristol-Myers Squibb Co.          3,464,200                             190,748

Celgene Corp. (a)                 1,946,700                             71,541

Chiron Corp. (a)                  1,900,000                             72,081

CV Therapeutics, Inc. (a)         335,000                               13,903

EntreMed, Inc. (a)                100,000                               2,175

Genentech, Inc.                   1,270,200                             136,388

COMMON STOCKS - CONTINUED

                                 SHARES                                VALUE (NOTE 1) (000S)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

Genzyme Corp. - General           475,000                              $ 26,986
Division

Gilead Sciences, Inc. (a)         1,675,000                             91,602

Glaxo Wellcome PLC sponsored      1,000,000                             56,313
ADR

Human Genome Sciences, Inc.       1,517,505                             133,161
(a)

ICN Pharmaceuticals, Inc.         600,000                               20,888

IDEC Pharmaceuticals Corp. (a)    1,571,388                             100,274

Immunex Corp. (a)                 1,709,200                             44,226

Medimmune, Inc. (a)               217,600                               33,810

Merck & Co., Inc.                 1,044,800                             77,968

Millennium Pharmaceuticals,       1,329,240                             111,158
Inc. (a)

Mylan Laboratories, Inc.          5,900,000                             158,194

PE Corp. - Celera Genomics        4,367,350                             242,934
Group (a)(c)

Pfizer, Inc.                      3,435,000                             153,072

QLT, Inc. (a)(c)                  5,464,500                             268,387

Schering-Plough Corp.             2,228,000                             107,780

Sepracor, Inc. (a)(c)             6,917,760                             661,511

SmithKline Beecham PLC            341,200                               21,560
sponsored ADR

Teva Pharmaceutical               1,050,000                             56,569
Industries Ltd. ADR

Warner-Lambert Co.                100,000                               12,213

Watson Pharmaceuticals, Inc.      2,175,000                             95,972
(a)

XOMA Ltd. (a)                     666                                   2

                                                                        3,361,398

MEDICAL EQUIPMENT & SUPPLIES
- 2.4%

Abbott Laboratories               4,300,000                             174,956

Baxter International, Inc.        1,730,000                             115,045

Cardinal Health, Inc.             498,305                               32,328

Guidant Corp. (a)                 1,275,000                             64,547

Johnson & Johnson                 1,115,350                             99,824

Medtronic, Inc.                   3,399,964                             175,523

MiniMed, Inc. (a)                 300,000                               35,850

Novoste Corp. (a)                 189,500                               7,165

                                                                        705,238

MEDICAL FACILITIES MANAGEMENT
- 0.6%

Express Scripts, Inc. Class A     635,300                               34,068
(a)

Health Management Associates,     2,900,000                             34,256
Inc. Class A (a)

HEALTHSOUTH Corp. (a)             6,050,000                             38,947

Laboratory Corp. of America       335,000                               24,078
Holdings

COMMON STOCKS - CONTINUED

                                 SHARES                                VALUE (NOTE 1) (000S)

HEALTH - CONTINUED

MEDICAL FACILITIES MANAGEMENT
- CONTINUED

Quest Diagnostics, Inc. (a)       450,000                              $ 30,094

UnitedHealth Group, Inc.          308,200                               22,980

                                                                        184,423

TOTAL HEALTH                                                            4,251,059

INDUSTRIAL MACHINERY &
EQUIPMENT - 3.5%

ELECTRICAL EQUIPMENT - 2.8%

Adaptive Broadband Corp.          3,476,900                             92,138
(a)(c)

Adtran, Inc. (a)                  425,000                               26,191

ANTEC Corp. (a)(c)                2,252,000                             113,163

General Electric Co.              8,475,000                             445,997

Research in Motion Ltd. (a)(c)    5,017,200                             161,596

Telaxis Communications Corp.      470,000                               12,044

                                                                        851,129

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.7%

Caterpillar, Inc.                 975,000                               37,294

Deere & Co.                       3,875,000                             161,055

                                                                        198,349

TOTAL INDUSTRIAL MACHINERY &                                            1,049,478
EQUIPMENT

MEDIA & LEISURE - 3.7%

BROADCASTING - 2.0%

Adelphia Communications Corp.     841,300                               35,650
Class A (a)

AT&T Corp. - Liberty Media        2,650,000                             117,428
Group Class A (a)

Cablevision Systems Corp.         505,700                               31,669
Class A (a)

Charter Communications, Inc.      1,200,000                             14,625

EchoStar Communications Corp.     2,799,000                             111,785
Class A (a)

Infinity Broadcasting Corp.       299,000                               9,456
Class A (a)

MediaOne Group, Inc. (a)          765,500                               51,145

Netro Corp.                       500,000                               14,938

NTL, Inc. (a)                     476,563                               28,147

Time Warner, Inc.                 408,767                               32,267

TiVo, Inc.                        865,400                               16,767

TV Guide, Inc. Class A (a)        2,645,000                             68,067

USA Networks, Inc. (a)            2,701,000                             51,150

                                                                        583,094

COMMON STOCKS - CONTINUED

                                 SHARES                                VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

ENTERTAINMENT - 1.0%

News Corp. Ltd. sponsored ADR     2,225,000                            $ 101,377

Viacom, Inc. Class B              539,969                               33,478
(non-vtg.) (a)

Walt Disney Co.                   4,061,500                             171,345

                                                                        306,200

LEISURE DURABLES & TOYS - 0.1%

Callaway Golf Co.                 2,550,000                             46,219

RESTAURANTS - 0.6%

McDonald's Corp.                  4,400,000                             157,575

Starbucks Corp. (a)               379,600                               12,906

                                                                        170,481

TOTAL MEDIA & LEISURE                                                   1,105,994

NONDURABLES - 4.3%

BEVERAGES - 1.2%

The Coca-Cola Co.                 6,757,000                             360,655

FOODS - 1.0%

Archer-Daniels-Midland Co.        10,753,543                            128,370

ConAgra, Inc.                     3,100,000                             71,494

PepsiCo, Inc.                     1,663,500                             67,684

Quaker Oats Co.                   281,800                               20,730

Sara Lee Corp.                    950,000                               17,100

Tyson Foods, Inc. Class A         700,000                               6,913

                                                                        312,291

HOUSEHOLD PRODUCTS - 1.8%

Avon Products, Inc.               3,365,000                             139,017

Clorox Co.                        481,600                               19,083

Colgate-Palmolive Co.             1,475,000                             77,622

Gillette Co.                      3,979,596                             132,819

Procter & Gamble Co.              2,477,800                             164,774

                                                                        533,315

TOBACCO - 0.3%

Philip Morris Companies, Inc.     3,358,400                             87,738

TOTAL NONDURABLES                                                       1,293,999

COMMON STOCKS - CONTINUED

                                 SHARES                                VALUE (NOTE 1) (000S)

PRECIOUS METALS - 0.3%

Barrick Gold Corp.                2,221,800                            $ 40,680

Newmont Mining Corp.              1,825,000                             42,089

                                                                        82,769

RETAIL & WHOLESALE - 3.1%

APPAREL STORES - 0.0%

Gap, Inc.                         192,825                               6,761

DRUG STORES - 0.1%

CVS Corp.                         614,890                               26,748

GENERAL MERCHANDISE STORES -
2.0%

Costco Wholesale Corp. (a)        360,800                               11,523

Target Corp.                      2,325,000                             145,748

Wal-Mart Stores, Inc.             7,501,200                             432,257

                                                                        589,528

GROCERY STORES - 0.4%

Safeway, Inc. (a)                 2,840,200                             131,004

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.6%

Bed Bath & Beyond, Inc. (a)       159,600                               5,875

Drugstore.com, Inc.               615,000                               3,690

Home Depot, Inc.                  1,591,150                             77,668

Lowe's Companies, Inc.            1,150,200                             53,556

RadioShack Corp.                  189,800                               8,055

Staples, Inc. (a)                 1,617,068                             23,852

                                                                        172,696

TOTAL RETAIL & WHOLESALE                                                926,737

SERVICES - 1.4%

ADVERTISING - 0.3%

TMP Worldwide, Inc. (a)           1,605,300                             88,693

SERVICES - 1.1%

Caremark Rx, Inc. (a)             1,110,500                             6,732

CheckFree Holdings Corp.          4,264,700                             178,318
(a)(c)

Convergys Corp. (a)               2,975,000                             133,689

MarchFirst, Inc. (a)              219,000                               4,134

Per-Se Technologies, Inc.         38,410                                0
warrants 7/8/03 (a)

                                                                        322,873

TOTAL SERVICES                                                          411,566

COMMON STOCKS - CONTINUED

                                 SHARES                                VALUE (NOTE 1) (000S)

TECHNOLOGY - 44.1%

COMMUNICATIONS EQUIPMENT - 9.5%

3Com Corp.                        1,255,000                            $ 52,475

Aspect Communications Corp.       2,657,520                             106,633
(a)(c)

AudioCodes Ltd.                   505,000                               36,897

Ciena Corp. (a)                   1,357,500                             162,476

Cisco Systems, Inc. (a)           20,162,200                            1,147,967

Comverse Technology, Inc. (a)     616,500                               56,333

Corning, Inc.                     1,125,000                             217,617

Inter-Tel, Inc.                   495,000                               7,085

Lucent Technologies, Inc.         5,375,490                             308,419

Metricom, Inc. (a)(c)             2,140,700                             47,631

Natural MicroSystems Corp.        1,575,900                             101,449
(a)(c)

Next Level Communications,        756,000                               38,651
Inc.

Nokia AB sponsored ADR            2,780,000                             144,560

Nortel Networks Corp.             2,751,400                             146,625

Oni Systems Corp.                 16,100                                403

P-Com, Inc. (a)                   665,000                               4,884

Sonus Networks, Inc.              857,900                               62,573

Telefonaktiebolaget LM            8,750,000                             179,375
Ericsson sponsored ADR

                                                                        2,822,053

COMPUTER SERVICES & SOFTWARE
- 11.5%

Adobe Systems, Inc.               1,168,700                             131,552

Aether Systems, Inc.              1,011,100                             138,963

Affiliated Computer Services,     435,000                               14,817
Inc. Class A (a)

Amazon.com, Inc. (a)              1,675,000                             80,923

America Online, Inc. (a)          4,975,000                             263,675

Apropos Technology, Inc.          319,700                               3,437

Automatic Data Processing,        375,800                               20,646
Inc.

AVT Corp. (a)                     595,000                               5,392

Be, Inc.                          275,000                               1,169

BEA Systems, Inc. (a)             8,432,272                             304,616

BroadVision, Inc. (a)             2,548,231                             91,259

Cadence Design Systems, Inc.      1,350,000                             21,600
(a)

Cambridge Technology              100,000                               806
Partners, Inc. (a)

Cerner Corp. (a)                  275,000                               6,273

Citrix Systems, Inc. (a)          3,020,000                             158,928

Clarent Corp. (c)                 3,120,800                             132,244

CMGI, Inc. (a)                    400,000                               19,125

CNET Networks, Inc. (a)           1,449,600                             49,921

Computer Sciences Corp. (a)       200,000                               19,188

Covad Communications Group,       300,000                               7,088
Inc. (a)

COMMON STOCKS - CONTINUED

                                 SHARES                                VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Cysive, Inc.                      850,000                              $ 21,463

DST Systems, Inc. (a)             299,300                               22,466

E.piphany, Inc.                   160,000                               12,500

eBay, Inc. (a)                    420,000                               26,276

ebenX, Inc.                       50,000                                809

Electronic Arts, Inc. (a)         620,000                               39,603

Eloquent, Inc.                    430,900                               3,043

Healtheon/Web Maryland Corp.      1,525,000                             22,303
(a)

HearMe, Inc.                      560,000                               3,395

i2 Technologies, Inc. (a)         350,000                               37,231

InfoSpace.com, Inc. (a)           200,000                               8,675

Interact Commerce Corp. (c)       1,962,220                             29,433

Internap Network Services         100,000                               2,863
Corp.

Intuit, Inc. (a)                  577,200                               20,924

Liberate Technologies             445,000                               10,374

Microsoft Corp. (a)               9,625,000                             602,164

Multex.com, Inc. (a)              735,000                               10,060

National Information              275,000                               4,091
Consortium, Inc.

National Instrument Corp. (a)     730,000                               26,554

NetZero, Inc.                     1,825,500                             14,490

New Era of Networks, Inc.         2,220,700                             47,467
(a)(c)

Novell, Inc. (a)                  7,410,000                             61,596

Oracle Corp. (a)                  1,880,000                             135,125

Portal Software, Inc.             550,000                               22,138

Priceline.com, Inc. (a)           425,000                               16,203

Proxicom, Inc.                    861,000                               39,498

Puma Technology, Inc. (a)         1,997,876                             43,953

RealNetworks, Inc. (a)            2,300,000                             83,519

Redback Networks, Inc.            275,000                               23,066

Shared Medical Systems Corp.      215,000                               15,614

Software.com, Inc.                491,500                               41,409

SunGard Data Systems, Inc. (a)    1,725,000                             58,542

Symantec Corp. (a)                2,065,000                             135,774

TIBCO Software, Inc.              570,100                               31,712

Usinternetworking, Inc. (a)       203,750                               3,655

VERITAS Software Corp. (a)        284,400                               33,133

Vertel Corp. (a)                  105,000                               1,240

Vignette Corp. (a)                4,074,700                             112,309

Visual Networks, Inc. (a)         862,800                               42,816

COMMON STOCKS - CONTINUED

                                 SHARES                                VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Vitria Technology, Inc.           1,148,508                            $ 40,198

Yahoo!, Inc. (a)                  470,270                               53,170

                                                                        3,432,476

COMPUTERS & OFFICE EQUIPMENT
- 6.6%

Brocade Communications            574,400                               67,743
Systems, Inc.

Compaq Computer Corp.             275,000                               7,219

Concurrent Computer Corp. (a)     1,180,000                             10,030

Dell Computer Corp. (a)           3,445,200                             148,574

Digital River, Inc. (a)           150,000                               1,678

EMC Corp. (a)                     325,000                               37,802

FileNET Corp. (a)(c)              2,990,100                             62,792

Juniper Networks, Inc.            652,200                               114,257

Lexmark International Group,      823,000                               57,404
Inc. Class A (a)

Network Appliance, Inc. (a)       14,509,908                            936,796

Proxim, Inc. (a)(c)               1,127,600                             98,454

Safeguard Scientifics, Inc.       480,000                               15,450
(a)

SanDisk Corp. (a)                 909,200                               52,847

Seagate Technology, Inc. (a)      2,085,000                             120,930

Silicon Graphics, Inc. (a)(c)     10,976,600                            72,720

Softbank Corp.                    213,700                               32,715

Softbank Corp. New                427,400                               64,043

Xerox Corp.                       2,003,400                             54,342

                                                                        1,955,796

ELECTRONIC INSTRUMENTS - 3.8%

Agilent Technologies, Inc.        5,442,300                             400,689

Applied Materials, Inc. (a)       405,200                               33,834

Novellus Systems, Inc. (a)        300,000                               14,456

PE Corp. - Biosystems Group       6,872,800                             381,440

Tektronix, Inc.                   1,995,000                             106,733

Thermo Electron Corp. (a)         5,969,245                             110,804

Trimble Navigation Ltd. (a)       885,000                               39,106

Varian, Inc. (a)                  1,361,600                             48,082

                                                                        1,135,144

ELECTRONICS - 12.7%

Advanced Micro Devices, Inc.      950,000                               77,366
(a)

Altera Corp. (a)                  1,035,000                             88,881

Analog Devices, Inc. (a)          2,080,000                             160,160

Applied Micro Circuits Corp.      850,000                               84,363
(a)

Conexant Systems, Inc. (a)        2,725,000                             102,528

COMMON STOCKS - CONTINUED

                                 SHARES                                VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

Harmonic, Inc. (a)                2,765,000                            $ 123,561

Infineon Technologies AG (a)      279,500                               18,010

Intel Corp.                       2,858,400                             356,407

Intersil Holding Corp. Class A    103,100                               4,034

JDS Uniphase Corp. (a)            3,606,736                             317,393

Linear Technology Corp.           510,800                               30,169

LSI Logic Corp. (a)               2,470,000                             130,138

Maxim Integrated Products,        330,400                               20,960
Inc. (a)

Micron Technology, Inc. (a)       4,800,000                             335,700

MIPS Technologies, Inc. Class     274,500                               6,897
A (a)

Motorola, Inc.                    1,660,985                             155,717

National Semiconductor Corp.      11,203,100                            602,167
(a)(c)

PMC-Sierra, Inc. (a)              280,000                               42,910

QLogic Corp. (a)                  503,600                               24,739

S3, Inc. (a)(c)                   4,614,300                             73,829

SDL, Inc. (a)                     50,000                                11,328

Texas Instruments, Inc.           8,766,000                             633,344

Tyco International Ltd.           1,374,916                             64,707

Vitesse Semiconductor Corp.       384,700                               19,475
(a)

Xilinx, Inc. (a)                  3,925,000                             298,791

                                                                        3,783,574

TOTAL TECHNOLOGY                                                        13,129,043

TRANSPORTATION - 1.2%

AIR TRANSPORTATION - 1.2%

AMR Corp.                         1,373,300                             39,139

Delta Air Lines, Inc.             1,050,000                             54,009

Northwest Airlines Corp.          241,100                               6,856
Class A (a)

Ryanair Holdings PLC              722,400                               29,257
sponsored ADR (a)

SkyWest, Inc. (c)                 1,679,700                             64,039

Southwest Airlines Co.            6,686,775                             128,302

UAL Corp.                         755,300                               38,898

                                                                        360,500

UTILITIES - 5.4%

CELLULAR - 1.6%

AT&T Corp. - Wireless Group       1,000,000                             28,563

China Telecom (Hong Kong)         360,000                               52,920
Ltd. sponsored ADR (a)

Nextel Communications, Inc.       947,300                               87,744
Class A (a)

COMMON STOCKS - CONTINUED

                                 SHARES                                VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

CELLULAR - CONTINUED

QUALCOMM, Inc. (a)                480,000                              $ 31,860

Sprint Corp. - PCS Group          2,100,000                             116,550
Series 1 (a)

Vodafone AirTouch PLC             29,482,300                            135,066

Vodafone AirTouch PLC             427,660                               19,592
sponsored ADR

                                                                        472,295

ELECTRIC UTILITY - 0.9%

AES Corp. (a)                     2,165,000                             188,896

Montana Power Co.                 1,955,000                             73,923

                                                                        262,819

GAS - 0.5%

Enron Corp.                       2,267,474                             165,242

TELEPHONE SERVICES - 2.4%

Allegiance Telecom, Inc. (a)      1,350,000                             71,381

Deltathree.com, Inc.              115,400                               772

iBasis, Inc. (c)                  2,045,200                             28,761

ITXC Corp. (c)                    2,183,600                             73,151

Level 3 Communications, Inc.      3,260,000                             248,779
(a)

Metromedia Fiber Network,         4,225,400                             130,723
Inc. Class A (a)

Net2Phone, Inc. (c)               1,702,900                             50,236

Qwest Communications              1,307,880                             55,340
International, Inc. (a)

RCN Corp.                         1,618,800                             37,334

TeraBeam Networks (d)             26,033                                390

WorldCom, Inc. (a)                426,535                               16,048

                                                                        712,915

TOTAL UTILITIES                                                         1,613,271

TOTAL COMMON STOCKS                                                     29,236,666
(Cost $22,402,360)

CASH EQUIVALENTS - 2.9%

                                 SHARES                                VALUE (NOTE 1) (000S)

Central Cash Collateral Fund,     224,856,025                          $ 224,856
6.54% (b)

Taxable Central Cash Fund,        603,227,669                           603,228
6.37% (b)

                                 MATURITY AMOUNT (000S)

Investments in repurchase        $ 21,866                               21,862
agreements (U.S. Treasury
Obligations), in a joint
trading account at 6%, dated
5/31/00 due 6/1/00

TOTAL CASH EQUIVALENTS                                                  849,946
(Cost $849,946)

TOTAL INVESTMENT PORTFOLIO -                                            30,086,612
101.0%
(Cost $23,252,306)

NET OTHER ASSETS - (1.0)%                                               (296,976)

NET ASSETS - 100%                                                     $ 29,789,636


LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Affiliated company

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding
is as follows:

SECURITY           ACQUISITION DATE  ACQUISITION COST (000S)

TeraBeam Networks  4/7/00            $ 390

INCOME TAX INFORMATION

At May 31, 2000, the aggregate cost of investment securities for income tax purposes was $23,382,702,000. Net unrealized appreciation aggregated $6,703,910,000, of which $9,590,654,000 related to appreciated investment securities and $2,886,744,000 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)
                              MAY 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at              $ 30,086,612
value (including repurchase
agreements of $21,862) (cost
$23,252,306) -  See
accompanying schedule

Receivable for investments                 87,556
sold

Receivable for fund shares                 49,630
sold

Dividends receivable                       10,754

Interest receivable                        3,214

Other receivables                          7,006

 TOTAL ASSETS                              30,244,772

LIABILITIES

Payable for investments        $ 162,954
purchased

Payable for fund shares         43,752
redeemed

Accrued management fee          17,083

Other payables and accrued      6,491
expenses

Collateral on securities        224,856
loaned, at value

 TOTAL LIABILITIES                         455,136

NET ASSETS                                $ 29,789,636

Net Assets consist of:

Paid in capital                           $ 19,638,503

Accumulated net investment                 (53,716)
loss

Accumulated undistributed net              3,370,547
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                6,834,302
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 365,228                   $ 29,789,636
shares outstanding

NET ASSET VALUE, offering                  $81.56
price and redemption price
per share ($29,789,636
(divided by) 365,228 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS        SIX
                            MONTHS ENDED MAY 31, 2000
                                          (UNAUDITED)

INVESTMENT INCOME                            $ 38,700
Dividends (including $1,430
received from affiliated
issuers)

Interest                                      32,581

Security lending                              2,742

 TOTAL INCOME                                 74,023

EXPENSES

Management fee Basic fee         $ 86,297

 Performance adjustment           13,203

Transfer agent fees               26,444

Accounting and security           764
lending fees

Non-interested trustees'          122
compensation

Custodian fees and expenses       443

Registration fees                 3,633

Audit                             55

Legal                             95

Miscellaneous                     4

 Total expenses before            131,060
reductions

 Expense reductions               (3,321)     127,739

NET INVESTMENT INCOME (LOSS)                  (53,716)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            3,413,468
(including realized gain
(loss) of $517,999 on sales
of investments in affiliated
issuers)

 Foreign currency transactions    (352)       3,413,116

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (815,923)

 Assets and liabilities in        (1)         (815,924)
foreign currencies

NET GAIN (LOSS)                               2,597,192

NET INCREASE (DECREASE) IN                   $ 2,543,476
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED MAY 31, 2000  YEAR ENDED NOVEMBER 30,
                                 (UNAUDITED)                    1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ (53,716)                     $ (14,794)
income (loss)

 Net realized gain (loss)         3,413,116                      2,059,264

 Change in net unrealized         (815,924)                      4,541,688
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       2,543,476                      6,586,158
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     -                              (18,887)
From net investment income

 From net realized gain           (1,815,834)                    (791,061)

 TOTAL DISTRIBUTIONS              (1,815,834)                    (809,948)

Share transactions Net            16,230,343                     6,247,189
proceeds from sales of shares

 Reinvestment of distributions    1,789,370                      797,355

 Cost of shares redeemed          (8,179,897)                    (4,177,783)

 NET INCREASE (DECREASE) IN       9,839,816                      2,866,761
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       10,567,458                     8,642,971
IN NET ASSETS

NET ASSETS

 Beginning of period              19,222,178                     10,579,207

 End of period (including        $ 29,789,636                   $ 19,222,178
accumulated net investment
loss of $(53,716) and $0,
respectively)

OTHER INFORMATION
Shares

 Sold                             173,250                        101,695

 Issued in reinvestment of        23,317                         16,228
distributions

 Redeemed                         (89,076)                       (70,843)

 Net increase (decrease)          107,491                        47,080


FINANCIAL HIGHLIGHTS

                                SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                (UNAUDITED)                    1999                   1998      1997      1996     1995

SELECTED PER-SHARE DATA

Net asset value, beginning      $ 74.58                        $ 50.22                $ 47.84   $ 43.54   $ 38.42  $ 28.25
of period

Income from Investment
Operations

Net investment  income (loss)    (.16) C                        (.06) C                .11 C     .24 C     .34      .20

Net realized and unrealized      13.94                          28.25                  7.20      5.80      6.72     11.00
gain (loss)

Total from investment            13.78                          28.19                  7.31      6.04      7.06     11.20
operations

Less Distributions

 From net investment income      -                              (.09)                  (.22)     (.28)     (.14)    (.22)

From net  realized gain          (6.80)                         (3.74)                 (4.71)    (1.46)    (1.80)   (.81)

Total distributions              (6.80)                         (3.83)                 (4.93)    (1.74)    (1.94)   (1.03)

Net asset value,  end of        $ 81.56                        $ 74.58                $ 50.22   $ 47.84   $ 43.54  $ 38.42
period

TOTAL RETURN B, E                19.16%                         60.17%                 17.55%    14.63%    19.55%   41.22%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in   $ 29,790                       $ 19,222               $ 10,579  $ 10,524  $ 9,607  $ 6,186
millions)

Ratio of expenses to average     .88% A                         .74%                   .65%      .71%      .88%     .96%
net assets

Ratio of expenses to average     .86% A, D                      .72% D                 .63% D    .68% D    .85% D   .95% D
net assets after expense
reductions

Ratio of net investment          (.36)% A                       (.11)%                 .24%      .54%      .96%     .76%
income  (loss) to average
net assets

Portfolio turnover rate          73% A                          86%                    76%       93%       78%      97%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES. E TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Growth Company Fund (the fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, net operating losses, and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company

2. OPERATING POLICIES - CONTINUED

JOINT TRADING ACCOUNT - CONTINUED

(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $390,000 or 0.0% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $18,219,398,000 and $10,374,834,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MANAGEMENT FEE - CONTINUED

performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .67% of average net assets after the performance adjustment.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $551,000 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $214,840,000. The fund received cash collateral of $224,856,000 which was invested in cash equivalents.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $2,342,000 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $75,000 and $904,000, respectively, under these arrangements.

7. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH
AFFILIATED COMPANIES

AMOUNTS IN THOUSANDS AFFILIATE      PURCHASE COST      SALES COST      DIVIDEND INCOME      VALUE

Abgenix, Inc.                       $ 121,156          $ 125,461       $ -                  $ -

Adaptive Broadband Corp.             72,814             13,848          -                    92,138

American Mobile Satellite            -                  125             -                    -
Corp.

ANTEC Corp.                          15,115             -               -                    113,163

Aspect Communications Corp.          2,156              -               -                    106,633

CheckFree Holdings Corp.             67,136             2,766           -                    178,318

Clarent Corp.                        195,167            48,445          -                    132,244

FileNET Corp.                        38,242             2,168           -                    62,792

Genesis Microchip, Inc.              -                  13,954          -                    -

Gilead Sciences, Inc.                -                  72,819          -                    -

Harmonic, Inc.                       -                  7,764           -                    -

iBasis, Inc.                         10,338             -               -                    28,761

IDEC Pharmaceuticals Corp.           35,714             39,035          -                    -

Interact Commerce Corp.              3,682              -               -                    29,433

Interleaf, Inc.                      6,999              4,520           -                    -

ITXC Corp.                           8,327              -               -                    73,151

Metricom, Inc.                       46,293             6,225           -                    47,631

Minerals Technologies, Inc.          2,903              -               106                  97,819

National Semiconductor Corp.         50,294             71,177          -                    602,167

Natural MicroSystems Corp.           29,167             -               -                    101,449

Net.B@nk, Inc.                       12,935             -               -                    24,135

Net2Phone, Inc.                      42,594             5,940           -                    50,236

Network Appliance, Inc.              59,796             51,380          -                    -

New Era of Networks, Inc.            13,820             -               -                    47,467

PE Corp. - Celera Genomics           6,600              41,874          -                    242,934
Group

Proxim, Inc.                         56,417             -               -                    98,454

QLT, Inc.                            20,723             37,327          -                    268,387

Research in Motion Ltd.              32,803             65,785          -                    161,596

S3, Inc.                             317                -               -                    73,829

Sepracor, Inc.                       108,450            -               -                    661,511

Silicon Graphics, Inc.               29,247             9,319           -                    72,720

SkyWest, Inc.                        15,361             -               -                    64,039

Tupperware Corp.                     14,310             5,875           1,324                80,257

TOTALS                              $ 1,118,876        $ 625,807       $ 1,430              $ 3,511,264



INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc.
Fidelity Management & Research
 (Far East) Inc.
Fidelity Investments Japan Limited

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
Steven S. Wymer, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Michael Cook

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

* INDEPENDENT TRUSTEES

GCF-SANN-0700  106021
1.704741.102

CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA

FIDELITY'S GROWTH FUNDS
Aggressive Growth Fund
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund (registered trademark)
Contrafund(registered trademark)II
Disciplined Equity Fund
Dividend Growth Fund
Export and Multinational Fund
Fidelity FiftySM
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium Fund(registered trademark)
OTC Portfolio
Retirement Growth Fund
Small Cap Selector
Small Cap Stock Fund
Stock Selector
Tax Managed Stock Fund
TechnoQuant(registered trademark)  Growth Fund
Trend Fund
Value Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions
 and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FAST(registered trademark))  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FIDELITY(REGISTERED TRADEMARK)
NEW MILLENNIUM
FUND(REGISTERED TRADEMARK)

SEMIANNUAL REPORT
MAY 31, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  22  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 26  Footnotes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-6666 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

The technology sell-off that began in mid-March continued to hamper equity markets, driving the tech-heavy NASDAQ index down more than 16% year to date through the end of May. Broader equity indexes, including the S&P 500(registered trademark), also were down, but not as much as more concentrated performance measures. In bond markets, Treasuries got a boost late in the period as economic reports showed the first signs of a slowing economy.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 2000      PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY NEW MILLENNIUM         14.99%         41.77%       388.87%       604.74%

FIDELITY NEW MILLENNIUM         11.54%         37.52%       374.21%       583.59%
(INCL. 3.00% SALES CHARGE)

S&P 500 (registered trademark)  2.90%          10.48%       190.44%       277.66%

Capital Appreciation Funds      8.57%          27.58%       171.27%       n/a
Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on December 28, 1992. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 302 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 2000  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

FIDELITY NEW MILLENNIUM     41.77%       37.35%        30.07%

FIDELITY NEW MILLENNIUM     37.52%       36.52%        29.54%
(INCL. 3.00% SALES CHARGE)

S&P 500                     10.48%       23.77%        19.59%

Capital Appreciation Funds  27.58%       20.03%        n/a
Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER LIFE OF FUND
             New Millennium              S&P 500
             00300                       SP001
  1992/12/28       9700.00                    10000.00
  1992/12/31       9777.60                     9923.75
  1993/01/31      10291.70                    10007.11
  1993/02/28      10029.80                    10143.21
  1993/03/31      10437.20                    10357.23
  1993/04/30      10340.20                    10106.58
  1993/05/31      10951.30                    10377.44
  1993/06/30      11038.60                    10407.53
  1993/07/31      11242.30                    10365.90
  1993/08/31      11620.60                    10758.77
  1993/09/30      11892.20                    10675.93
  1993/10/31      12105.60                    10896.92
  1993/11/30      11610.90                    10793.40
  1993/12/31      12189.94                    10924.00
  1994/01/31      12418.52                    11295.42
  1994/02/28      12448.35                    10989.31
  1994/03/31      11682.76                    10510.18
  1994/04/30      11613.16                    10644.71
  1994/05/31      11533.62                    10819.28
  1994/06/30      11285.05                    10554.21
  1994/07/31      11523.67                    10900.39
  1994/08/31      12160.01                    11347.30
  1994/09/30      12368.81                    11069.29
  1994/10/31      12756.58                    11318.35
  1994/11/30      12229.61                    10906.14
  1994/12/31      12290.89                    11067.88
  1995/01/31      12026.25                    11354.87
  1995/02/28      12546.03                    11797.37
  1995/03/31      13014.85                    12145.51
  1995/04/30      13830.19                    12503.19
  1995/05/31      13983.06                    13002.94
  1995/06/30      15195.88                    13305.00
  1995/07/31      16500.42                    13746.20
  1995/08/31      16694.06                    13780.70
  1995/09/30      17325.95                    14362.24
  1995/10/31      17162.88                    14310.97
  1995/11/30      18457.23                    14939.22
  1995/12/31      18699.43                    15226.95
  1996/01/31      18382.01                    15745.28
  1996/02/29      19679.17                    15891.24
  1996/03/31      20056.13                    16044.27
  1996/04/30      21231.33                    16280.76
  1996/05/31      21830.02                    16700.64
  1996/06/30      21098.29                    16764.27
  1996/07/31      19346.57                    16023.63
  1996/08/31      20344.39                    16361.56
  1996/09/30      21763.50                    17282.39
  1996/10/31      21852.20                    17759.04
  1996/11/30      23049.58                    19101.45
  1996/12/31      23027.71                    18723.05
  1997/01/31      24805.04                    19892.86
  1997/02/28      22902.22                    20048.82
  1997/03/31      22400.88                    19225.02
  1997/04/30      23232.65                    20372.75
  1997/05/31      25534.27                    21613.04
  1997/06/30      26354.64                    22581.31
  1997/07/31      29909.62                    24378.10
  1997/08/31      29943.80                    23012.44
  1997/09/30      31470.61                    24272.83
  1997/10/31      28736.02                    23462.12
  1997/11/30      27892.85                    24548.18
  1997/12/31      28700.30                    24969.67
  1998/01/31      28233.53                    25245.84
  1998/02/28      30698.77                    27066.57
  1998/03/31      32606.09                    28452.65
  1998/04/30      33021.29                    28738.88
  1998/05/31      30984.22                    28244.86
  1998/06/30      32411.47                    29392.17
  1998/07/31      31814.62                    29079.14
  1998/08/31      24885.99                    24874.88
  1998/09/30      27662.63                    26468.36
  1998/10/31      30348.45                    28621.30
  1998/11/30      32787.74                    30356.04
  1998/12/31      36649.17                    32105.15
  1999/01/31      44385.45                    33447.79
  1999/02/28      40623.74                    32408.23
  1999/03/31      45644.02                    33704.88
  1999/04/30      50916.02                    35010.27
  1999/05/31      48217.09                    34183.68
  1999/06/30      51237.65                    36080.88
  1999/07/31      50188.84                    34954.43
  1999/08/31      49965.10                    34781.41
  1999/09/30      49797.29                    33828.05
  1999/10/31      52887.77                    35968.69
  1999/11/30      59446.30                    36699.93
  1999/12/31      76516.99                    38861.56
  2000/01/31      72913.49                    36909.15
  2000/02/29      93274.49                    36210.46
  2000/03/31      89941.49                    39752.93
  2000/04/30      75322.49                    38556.76
  2000/05/31      68359.49                    37765.58
IMATRL PRASUN   SHR__CHT 20000531 20000620 103535 R00000000000093

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity New Millennium Fund on December 28, 1992, when the fund started, and the current 3.00% sales charge was paid. As the chart shows, by May 31, 2000, the value of the investment would have grown to $68,359 - a 583.59% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $37,766 - a 277.66% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER MID-CAP GROWTH FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER MID-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF MAY 31, 2000, THE SIX MONTH, ONE YEAR, AND FIVE YEAR CUMULATIVE TOTAL RETURNS FOR THE MID-CAP GROWTH FUNDS AVERAGE WERE 14.04%, 53.23%, AND 189.72%, RESPECTIVELY; AND THE ONE YEAR AND FIVE YEAR AVERAGE ANNUAL TOTAL RETURNS WERE 53.23% AND 22.96%, RESPECTIVELY. THE SIX MONTH, ONE YEAR AND FIVE YEAR CUMULATIVE TOTAL RETURNS FOR THE MID-CAP SUPERGROUP AVERAGE WERE 13.11%, 33.61%, AND 145.66%, RESPECTIVELY; AND THE ONE YEAR AND FIVE YEAR AVERAGE ANNUAL TOTAL RETURNS WERE 33.61% AND 18.88%, RESPECTIVELY.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

U.S. equity investors faced a steadily
declining market during the latter
part of the six-month period that
ended May 31, 2000, after
experiencing continued growth the
prior three months. Two chief
catalysts - a tightening of monetary
policy by the Federal Reserve Board
and the bursting of a speculative
bubble in technology stocks -
sparked a sustained pullback among
the major U.S. equity indexes that
began in March. The tech-heavy
NASDAQ Composite Index reached
a high of 5048 on March 10 before
quickly retreating below the 4000
level. The NASDAQ dropped to
3401 on the final day of the period,
gaining a modest 2.05% return for
the six-month period. The Standard
& Poor's 500SM Index - an index
of 500 widely held stocks - fared
slightly better in returning 2.90%.
Another index of well-established
stocks - the blue chips' Dow Jones
Industrial Average - surged higher
during the NASDAQ's sharp
plummet in April, but the brief rally
wasn't enough to significantly offset
earlier losses, and the Dow returned
-2.55% for the period. The Russell
2000(Registered trademark) Index - a barometer of small-cap stocks - outperformed the major indexes of larger companies with a 5.50% return. As the period drew to a close, weaker trading volume suggested investors were mixed about the direction of U.S.
stocks, and whether the three
interest-rate hikes levied by the
Fed during the period had begun
to cool off the overheated economy.

(photograph of Neal Miller)

An interview with Neal Miller,
Portfolio Manager of Fidelity
New Millennium Fund

Q. HOW DID THE FUND PERFORM, NEAL?

A. It was a pretty good period. For the six months that ended May 31, 2000, the fund returned 14.99%. This compared favorably to both the Standard & Poor's 500 Index - which returned 2.90% during the same period - and to the capital appreciation funds average, which returned 8.57% according to Lipper Inc. For the 12 months that ended May 31, 2000, the fund returned 41.77%, while the S&P 500 and Lipper average returned 10.48% and 27.58%, respectively.

Q. WHAT FACTORS HELPED THE FUND'S PERFORMANCE?

A. All things considered, technology stocks gave the fund a big boost. Data storage-related companies - including Veritas, EMC, Brocade Communications and Seagate Technology - performed particularly well. Other tech areas that helped performance included wireless communications companies such as Andrew Corp., and Internet equipment providers such as Exodus Communications and Metromedia Fiber. Semiconductor makers Applied Micro Circuits and Micron Technology also fared well, as did several of the fund's energy-related investments. The fund did not own positions in Seagate or Exodus at the end of the period.

Q. WHAT DO YOU MEAN BY "ALL THINGS CONSIDERED?"

A. Technology stocks in general - which represented just over 53% of the fund's net assets at the end of the period - suffered a dramatic pullback in March, April and May, a move labeled by many as a pricing correction. Since the fund's performance was highly correlated to the fate of the technology sector, this volatility was a prime concern. I stayed with technology because many companies - despite high valuations throughout the sector - were still on track for solid earnings growth. By the end of the period, they were beginning to trade less on momentum and more on earnings expectations.

Q. WHAT DID YOU LIKE ABOUT THE ENERGY SERVICES GROUP?

A. Our research showed the business profile to be very advantageous, particularly for companies that specialize in drilling for oil and natural gas. At the turn of the year, we analyzed the defining fundamentals for the group - supply, demand and capacity - and accurately predicted that we'd find ourselves in the tight crude oil and natural gas supply situation that exists as we speak. While the limited supply has caused frustration for many motorists - in the form of exorbitant gasoline prices - it has put many exploration companies, such as fund holdings Global Marine and Smith International, in a solid position to benefit when capacity needs to be increased.

Q. GOING BACK TO TECHNOLOGY FOR A MOMENT, WHAT OTHER STRATEGIES DID
YOU PURSUE?

A. The concept of how FAST information travels and HOW it travels was a theme. Without getting too complex, the flow of information across networks traditionally has been facilitated by analog-based systems. But fiber-optic networks - or digital-based systems - are quickly becoming a more cost-friendly alternative. The cost of completing a phone call, for instance, will be drastically lowered via a fiber-optic network than through the traditional means. The fund's investments in companies such as SDL Inc., Juniper Networks and JDS Uniphase reflected this changing of the guard.

Q. WHICH STOCKS PROVED DISAPPOINTING DURING THE PERIOD?

A. Since much of the concern over high tech-stock valuations stemmed from the Internet space, it stood to reason that CMGI - a company that provides venture-capital funding for Internet start-ups - would have difficulty. Also, delayed product launches and an earnings growth rate that did not jibe with expectations hurt Emulex, a maker of network storage equipment. QLogic, a leading supplier of adapter cards that enhance the delivery speed of stored information, struggled as investors questioned its pending acquisition of Ancor Communications.

Q. WHAT'S YOUR OUTLOOK?

A. The volatility in the market is perplexing in that the mentality seems to be that the day you make a buy/sell decision is just as important as the decision itself. On the other hand, the technology-stock price parameters have changed, and the gee-whiz factor for the dot-coms may have subsided. Maybe some of the day-trading that has conspired to make this such an impulse market will subside as well. Another factor to keep in mind is the presidential election cycle and its effect on the economy. Since 1900, the stock market has displayed a consistent pattern of strong performance during an election year. Whether or not this holds true for 2000 lies largely in the hands of U.S. monetary policymakers. In terms of finding opportunities for the fund, I may test my "self-indulgence" theory. People have done well with investments and stock options over the past few years, and they may be ready to spend more fun time with their families, buy a second home or take more vacations. I may look at companies leveraged to these possibilities.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: long-term capital
appreciation

FUND NUMBER: 300

TRADING SYMBOL: FMILX

START DATE: December 28,
1992

SIZE: as of May 31, 2000,
more than $3.4 billion

MANAGER: Neal Miller, since
inception; joined Fidelity
in 1988

NEAL MILLER ON
TODAY'S STOCK MARKET:

"I've been managing money for
34 years, and it's hard to
remember a market that's posed
as many questions as this one.
What is the basis for equity
valuations? Where are we in the
economic cycle? What does Federal
Reserve Board Chairman
Greenspan want? What is good
news? Bad news?

"The challenges of this market have
made it difficult to rely on historical
patterns for answers. The markets
move up or down by 2% on any given
day, but it's important to remember
that there are no external obstacles
in our way. We're not witnessing the
collapse of a Third World country,
which we saw in Southeast Asia in
1997. We're not at war with anyone.

"As a manager, it's very easy to
loosen your convictions and modify
your philosophy. My feeling, though,
is that you don't change what you
believe in and what you're doing
unless you find out it doesn't work.
And I haven't felt that way yet.

"My experience tells me to err on
the side of conservatism.
Ultimately, the real guessing game
boils down to monetary and fiscal
policy, and until we know what
those are we should stay the course
and move forward. Ultimately, time
and patience will be the answer to
all of the above."


INVESTMENT CHANGES





TOP TEN STOCKS AS OF MAY 31,
2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Micron Technology, Inc.         6.8                     3.7

VERITAS Software Corp.          3.8                     2.3

Global Marine, Inc.             3.2                     2.5

QLogic Corp.                    3.2                     3.1

Andrew Corp.                    3.0                     1.0

CMGI, Inc.                      2.8                     8.2

Immunex Corp.                   2.4                     2.6

ENSCO International, Inc.       1.8                     1.0

Smith International, Inc.       1.8                     1.1

Dynegy, Inc. Class A            1.6                     0.0

                                30.4                    25.5

TOP FIVE MARKET SECTORS AS OF
MAY 31, 2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Technology                      53.2                    47.0

Energy                          11.5                    11.0

Utilities                       6.7                     7.1

Health                          5.4                     4.9

Finance                         4.0                     5.5



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF MAY 31, 2000 *                                          AS OF NOVEMBER 30, 1999 **

Stocks                          95.9%                         Stocks                                 97.6%

Short-Term  Investments and                                   Short-Term  Investments and
Net Other Assets                 4.1%                         Net Other Assets                        2.4%

* FOREIGN  INVESTMENTS           8.9%                         ** FOREIGN INVESTMENTS                 10.3%

Row: 1, Col: 1, Value: 95.90000000000001                      Row: 1, Col: 1, Value: 97.59999999999999
Row: 1, Col: 2, Value: 0.0                                    Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                    Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0                                    Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0                                    Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                    Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 4.1                                    Row: 1, Col: 8, Value: 2.4







INVESTMENTS MAY 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets



COMMON STOCKS - 95.9%

                                 SHARES                     VALUE (NOTE 1) (000S)

BASIC INDUSTRIES - 1.5%

CHEMICALS & PLASTICS - 0.0%

Wellman, Inc.                     23,300                    $ 459

METALS & MINING - 1.5%

Belden, Inc.                      27,200                     745

Martin Marietta Materials,        1,002,800                  49,075
Inc.

                                                             49,820

PACKAGING & CONTAINERS - 0.0%

Packaging Corp. of America        37,400                     430

TOTAL BASIC INDUSTRIES                                       50,709

CONSTRUCTION & REAL ESTATE -
2.5%

BUILDING MATERIALS - 2.3%

Fastenal Co.                      14,500                     915

Florida Rock Industries, Inc.     460,800                    18,230

Manitowoc Co., Inc.               248,650                    8,128

Southdown, Inc.                   848,840                    52,098

                                                             79,371

CONSTRUCTION - 0.1%

Butler Manufacturing Co.          81,050                     1,808

ENGINEERING - 0.0%

Xceed, Inc. (a)                   107,100                    1,345

REAL ESTATE INVESTMENT TRUSTS
- 0.1%

Pinnacle Holdings, Inc. (a)       32,000                     1,568

TOTAL CONSTRUCTION & REAL                                    84,092
ESTATE

DURABLES - 0.2%

AUTOS, TIRES, & ACCESSORIES -
0.0%

Danaher Corp.                     13,400                     646

CONSUMER ELECTRONICS - 0.0%

Fossil, Inc. (a)                  1,800                      36

TEXTILES & APPAREL - 0.2%

Brown Shoe Co., Inc.              17,500                     209

Stride Rite Corp.                 668,000                    4,384

WestPoint Stevens, Inc.           65,100                     663

                                                             5,256

TOTAL DURABLES                                               5,938

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

ENERGY - 11.5%

ENERGY SERVICES - 11.4%

Atwood Oceanics, Inc. (a)         236,100                   $ 12,912

Cal Dive International, Inc.      149,200                    6,873
(a)

ENSCO International, Inc.         1,749,300                  61,116

Global Marine, Inc.               3,830,000                  108,437

Marine Drilling Companies,        1,334,300                  38,361
Inc. (a)

Noble Drilling Corp. (a)          578,400                    25,088

R&B Falcon Corp. (a)              1,892,300                  44,351

Santa Fe International Corp.      546,200                    21,199

Smith International, Inc. (a)     768,400                    60,752

Tidewater, Inc.                   240,500                    9,349

                                                             388,438

OIL & GAS - 0.1%

Forcenergy, Inc. (a)              20,000                     439

National-Oilwell, Inc. (a)        57,700                     1,500

                                                             1,939

TOTAL ENERGY                                                 390,377

FINANCE - 4.0%

CREDIT & OTHER FINANCE - 0.2%

Federal Agricultural Mortgage     134,400                    2,041
Corp. Class C (non-vtg.) (a)

JAFCO Co. Ltd.                    34,000                     5,110

                                                             7,151

INSURANCE - 0.1%

Ace Ltd.                          53,600                     1,437

Brown & Brown, Inc.               44,600                     2,079

                                                             3,516

SECURITIES INDUSTRY - 3.7%

A.F.P. Provida SA sponsored       14,500                     302
ADR

Daiwa Securities Group, Inc.      3,927,000                  47,730

Kokusai Securities Co. Ltd.       188,000                    2,404

Nikko Securities Co. Ltd.         2,877,000                  26,640

Nomura Securities Co. Ltd.        2,117,000                  48,515

                                                             125,591

TOTAL FINANCE                                                136,258

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

HEALTH - 5.4%

DRUGS & PHARMACEUTICALS - 5.0%

Abgenix, Inc. (a)                 40,700                    $ 3,215

Allergan, Inc.                    137,800                    9,465

Amgen, Inc. (a)                   165,000                    10,498

Biogen, Inc. (a)                  112,900                    6,153

Celgene Corp. (a)                 67,500                     2,481

Cephalon, Inc. (a)                98,300                     5,087

Chiron Corp. (a)                  35,200                     1,335

COR Therapeutics, Inc. (a)        37,200                     2,358

Genentech, Inc.                   71,600                     7,688

Human Genome Sciences, Inc.       136,600                    11,987
(a)

Immunex Corp. (a)                 3,194,200                  82,650

ImmunoGen, Inc. (a)               89,200                     624

Invitrogen Corp. (a)              3,600                      144

Medarex, Inc. (a)                 11,600                     528

Medimmune, Inc. (a)               32,350                     5,026

Mylan Laboratories, Inc.          232,400                    6,231

PE Corp. - Celera Genomics        97,200                     5,407
Group (a)

Teva Pharmaceutical               156,900                    8,453
Industries Ltd. ADR

                                                             169,330

MEDICAL EQUIPMENT & SUPPLIES
- 0.1%

ADAC Laboratories                 66,700                     1,292

C.R. Bard, Inc.                   40,000                     1,825

Cardinal Health, Inc.             17,200                     1,116

                                                             4,233

MEDICAL FACILITIES MANAGEMENT
- 0.3%

Express Scripts, Inc. Class A     18,800                     1,008
(a)

Tenet Healthcare Corp.            35,700                     915

Trigon Healthcare, Inc. (a)       34,600                     1,730

UnitedHealth Group, Inc.          35,700                     2,662

Universal Health Services,        74,100                     3,937
Inc. Class B (a)

                                                             10,252

TOTAL HEALTH                                                 183,815

INDUSTRIAL MACHINERY &
EQUIPMENT - 3.6%

ELECTRICAL EQUIPMENT - 0.7%

Cymer, Inc. (a)                   75,300                     2,377

Glenayre Technologies, Inc.       3,600                      29
(a)

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

ELECTRICAL EQUIPMENT -
CONTINUED

Littelfuse, Inc. (a)              22,000                    $ 883

Scientific-Atlanta, Inc.          351,300                    19,805

                                                             23,094

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.9%

ASM Lithography Holding NV (a)    1,216,500                  43,262

Astec Industries, Inc. (a)        37,400                     968

Gasonics International Corp.      5,500                      151
(a)

Ibis Technology Corp. (a)         35,700                     1,250

Semitool, Inc. (a)                18,100                     257

The Stanley Works                 1,951,800                  52,455

                                                             98,343

TOTAL INDUSTRIAL MACHINERY &                                 121,437
EQUIPMENT

MEDIA & LEISURE - 3.4%

BROADCASTING - 1.7%

Asia Satellite                    26,400                     759
Telecommunications Holdings
Ltd.  sponsored ADR

AT&T Corp. - Liberty Media        263,852                    11,692
Group Class A (a)

BHC Communications, Inc.          155,400                    23,543
Class A

Chris-Craft Industries, Inc.      123,432                    7,514

EchoStar Communications Corp.     166,100                    6,634
Class A (a)

Impsat Fiber Networks, Inc.       13,300                     146

TV Azteca SA de CV sponsored      398,300                    3,759
ADR

TV Guide, Inc. Class A (a)        100,000                    2,573

                                                             56,620

ENTERTAINMENT - 0.7%

International Speedway Corp.:

Class A                           223,238                    9,557

Class B                           159,000                    6,797

Mandalay Resort Group (a)         87,000                     1,843

MGM Grand, Inc.                   48,100                     1,563

Park Place Entertainment          35,800                     452
Corp. (a)

Speedway Motorsports, Inc. (a)    232,800                    4,787

                                                             24,999

LEISURE DURABLES & TOYS - 0.0%

Mattel, Inc.                      22,400                     304

LODGING & GAMING - 0.1%

Aztar Corp. (a)                   41,600                     530

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

LODGING & GAMING - CONTINUED

Dover Downs Entertainment,        16,200                    $ 191
Inc.

International Game Technology     53,700                     1,457
(a)

                                                             2,178

PUBLISHING - 0.0%

John Wiley & Sons, Inc. Class     27,500                     490
A

RESTAURANTS - 0.9%

Applebee's International,         26,800                     859
Inc.

Brinker International, Inc.       162,300                    4,595
(a)

Buffets, Inc. (a)                 41,200                     479

Cheesecake Factory, Inc. (a)      263,200                    10,479

Jack in the Box, Inc. (a)         57,300                     1,422

Outback Steakhouse, Inc. (a)      251,600                    7,627

Papa John's International,        69,800                     1,749
Inc. (a)

Uno Restaurant Corp. (a)          7,000                      85

Wendy's International, Inc.       146,400                    2,864

                                                             30,159

TOTAL MEDIA & LEISURE                                        114,750

NONDURABLES - 0.1%

BEVERAGES - 0.1%

Brown-Forman Corp. Class B        39,800                     2,311
(non-vtg.)

TOBACCO - 0.0%

DIMON, Inc.                       52,600                     118

Souza Cruz Industria Comerico     50,000                     275

                                                             393

TOTAL NONDURABLES                                            2,704

RETAIL & WHOLESALE - 0.8%

APPAREL STORES - 0.2%

AnnTaylor Stores Corp. (a)        53,800                     1,399

Chicos Fas, Inc. (a)              40,100                     724

Claire's Stores, Inc.             78,400                     1,588

Talbots, Inc.                     54,500                     3,113

Venator Group, Inc. (a)           35,700                     386

                                                             7,210

GENERAL MERCHANDISE STORES -
0.4%

JCPenney Co., Inc.                6,900                      125

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - CONTINUED

GENERAL MERCHANDISE STORES -
CONTINUED

Kohls Corp. (a)                   217,500                   $ 11,256

Nordstrom, Inc.                   25,300                     636

Wal-Mart de Mexico SA de CV       505,000                    1,040
Series V (a)

                                                             13,057

GROCERY STORES - 0.0%

Safeway, Inc. (a)                 16,900                     780

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.2%

Best Buy Co., Inc. (a)            49,000                     3,136

Guitar Center, Inc. (a)           17,900                     230

Tweeter Home Entertainment        7,300                      213
Group, Inc. (a)

Ultimate Electronics, Inc. (a)    12,700                     314

Ventro Corp.                      71,500                     1,287

Williams-Sonoma, Inc. (a)         76,200                     2,443

                                                             7,623

TOTAL RETAIL & WHOLESALE                                     28,670

SERVICES - 1.8%

ADVERTISING - 0.2%

Interpublic Group of              47,000                     2,018
Companies, Inc.

PubliGroupe SA                    3,463                      2,451

Saatchi & Saatchi PLC             63,300                     1,484
sponsored ADR

                                                             5,953

PRINTING - 0.3%

Deluxe Corp.                      430,100                    10,618

SERVICES - 1.3%

ASE Test Ltd. (a)                 248,000                    6,851

CheckFree Holdings Corp. (a)      234,700                    9,813

Macrovision Corp. (a)             192,900                    13,479

StarTek, Inc. (a)                 209,100                    13,252

Universal Access, Inc.            26,700                     466

                                                             43,861

TOTAL SERVICES                                               60,432

TECHNOLOGY - 53.2%

COMMUNICATIONS EQUIPMENT - 6.5%

Andrew Corp. (a)                  2,859,600                  100,443

Aspect Communications Corp.       88,900                     3,567
(a)

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMMUNICATIONS EQUIPMENT -
CONTINUED

AudioCodes Ltd.                   10,400                    $ 760

Ciena Corp. (a)                   70,500                     8,438

Comverse Technology, Inc. (a)     111,900                    10,225

Corning, Inc.                     190,653                    36,879

Ditech Communications Corp.       94,800                     7,774

KPNQwest NV (C Shares) (a)        46,200                     1,611

Nokia AB sponsored ADR            568,800                    29,578

Nortel Networks Corp. New         191,700                    10,216

Oni Systems Corp.                 1,700                      43

Pacific Century CyberWorks        1,282,000                  2,501
Ltd.

Plantronics, Inc. (a)             36,200                     3,091

Sycamore Networks, Inc.           13,300                     1,112

Tellabs, Inc. (a)                 65,600                     4,260

                                                             220,498

COMPUTER SERVICES & SOFTWARE
- 19.3%

Aether Systems, Inc.              26,600                     3,656

Affymetrix, Inc. (a)              28,100                     3,337

Agile Software Corp.              43,600                     1,826

Apropos Technology, Inc.          30,200                     325

Ariba, Inc.                       312,100                    16,268

Art Technology Group, Inc.        176,900                    10,382

Aspect Development, Inc. (a)      126,400                    7,394

BEA Systems, Inc. (a)             551,300                    19,916

Black Box Corp. (a)               18,900                     1,484

Broadbase Software, Inc.          35,600                     748

BroadVision, Inc. (a)             564,900                    20,230

Cadence Design Systems, Inc.      1,239,500                  19,832
(a)

Caldera Systems, Inc.             38,000                     304

Citrix Systems, Inc. (a)          100,800                    5,305

CMGI, Inc. (a)                    1,990,400                  95,166

Covad Communications Group,       172,650                    4,079
Inc. (a)

Engage, Inc.                      178,600                    2,858

Eprise Corp.                      3,600                      36

Exchange Applications, Inc.       182,700                    2,512
(a)

FactSet Research Systems,         38,700                     997
Inc.

Fantastic Corp. (a)               163,500                    2,168

Foundry Networks, Inc.            7,100                      448

FutureLink Corp. (a)              53,900                     431

Hyperion Solutions Corp. (a)      93,500                     2,934

i2 Technologies, Inc. (a)         175,200                    18,637

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Interact Commerce Corp.           77,000                    $ 1,155

Internap Network Services         163,800                    4,689
Corp.

Internet Pictures Corp.           30,800                     308

Kana Communications, Inc.         61,696                     2,765

Lycos, Inc. (a)                   434,300                    26,275

MapInfo Corp. (a)                 71,300                     2,081

Mentor Graphics Corp. (a)         76,200                     1,305

Mercury Interactive Corp. (a)     411,800                    34,900

Micromuse, Inc. (a)               373,100                    37,147

National Computer Systems,        153,800                    6,988
Inc.

National Instrument Corp. (a)     24,300                     884

NaviSite, Inc.                    41,000                     1,778

New Era of Networks, Inc. (a)     132,100                    2,824

Nuance Communications, Inc.       63,000                     2,489

Open Market, Inc. (a)             359,700                    3,822

Pharmacopeia, Inc. (a)            18,800                     409

Phone.com, Inc.                   200,200                    14,001

Polycom, Inc. (a)                 196,500                    16,518

Primus Knowledge Solutions,       7,300                      184
Inc.

Proxicom, Inc.                    141,200                    6,478

Puma Technology, Inc. (a)         229,700                    5,053

Rational Software Corp. (a)       18,000                     1,320

Redback Networks, Inc.            345,600                    28,987

Siebel Systems, Inc. (a)          41,400                     4,844

SilverStream Software, Inc.       90,800                     2,991

Software.com, Inc.                438,300                    36,927

Sonic Foundry, Inc. (a)           93,100                     1,309

Sybase, Inc. (a)                  159,600                    3,042

TIBCO Software, Inc.              26,900                     1,496

Tumbleweed Communications         365,800                    12,689
Corp.

VERITAS Software Corp. (a)        1,103,200                  128,523

Vignette Corp. (a)                788,100                    21,722

Vitria Technology, Inc.           1,800                      63

                                                             657,239

COMPUTERS & OFFICE EQUIPMENT
- 9.7%

Alteon Websystems, Inc.           24,400                     1,240

Ancor Communications, Inc. (a)    1,194,500                  31,505

Brocade Communications            383,700                    45,253
Systems, Inc.

Diebold, Inc.                     68,100                     2,064

Digital Lightwave, Inc. (a)       48,400                     2,659

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- CONTINUED

Dot Hill Systems Corp. (a)        151,400                   $ 1,325

EMC Corp. (a)                     348,600                    40,547

Emulex Corp. (a)                  1,223,900                  55,687

Extended Systems, Inc. (a)        13,700                     441

Finisar Corp.                     212,600                    4,744

Juniper Networks, Inc.            262,300                    45,952

Maxtor Corp. (a)                  137,800                    1,438

MRV Communications, Inc. (a)      55,600                     1,480

MTI Technology Corp. (a)          1,328,900                  9,385

Network Appliance, Inc. (a)       203,300                    13,126

Softbank Corp.                    20,500                     3,138

Softbank Corp. New (a)            76,200                     11,418

Sun Microsystems, Inc. (a)        534,700                    40,971

Symbol Technologies, Inc.         364,500                    16,061

Xerox Corp.                       26,900                     730

                                                             329,164

ELECTRONIC INSTRUMENTS - 0.5%

Aetrium, Inc. (a)                 3,600                      19

KLA-Tencor Corp. (a)              38,900                     1,928

Lernout & Hauspie Speech          64,900                     2,714
Products NV (a)

PE Corp. - Biosystems Group       137,900                    7,653

PerkinElmer, Inc.                 6,200                      326

Photon Dynamics, Inc. (a)         14,600                     881

Teradyne, Inc. (a)                46,600                     4,008

                                                             17,529

ELECTRONICS - 17.2%

Advanced Micro Devices, Inc.      213,900                    17,419
(a)

Applied Micro Circuits Corp.      19,500                     1,935
(a)

ARM Holdings PLC sponsored        33,900                     877
ADR (a)

ArrowPoint Communications,        76,600                     9,192
Inc.

AVX Corp.                         141,300                    8,098

Broadcom Corp. Class A (a)        182,600                    23,749

CFM Technologies, Inc. (a)        2,700                      21

Fairchild Semiconduct             45,900                     2,066
International, Inc. Class A

Flextronics International         36,700                     1,998
Ltd. (a)

JDS Uniphase Corp. (a)            207,480                    18,258

Kyocera Corp.                     11,400                     1,870

LSI Logic Corp. (a)               439,700                    23,167

Methode Electronics, Inc.         11,000                     395
Class A

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

Micron Technology, Inc. (a)       3,293,100                 $ 230,302

National Semiconductor Corp.      69,500                     3,736
(a)

NVIDIA Corp. (a)                  9,700                      1,107

PMC-Sierra, Inc. (a)              171,800                    26,328

QLogic Corp. (a)                  2,189,100                  107,540

SDL, Inc. (a)                     247,100                    55,984

Silicon Storage Technology,       52,200                     3,876
Inc. (a)

Taiwan Semiconductor              447,744                    15,811
Manufacturing Co. Ltd.
sponsored ADR (a)

Tegal Corp. (a)                   14,600                     63

Three-Five Systems, Inc. (a)      12,950                     813

Vitesse Semiconductor Corp.       589,400                    29,838
(a)

Xilinx, Inc. (a)                  35,800                     2,725

                                                             587,168

PHOTOGRAPHIC EQUIPMENT - 0.0%

In Focus Systems, Inc. (a)        6,700                      187

TOTAL TECHNOLOGY                                             1,811,785

TRANSPORTATION - 1.2%

AIR TRANSPORTATION - 0.0%

SkyWest, Inc.                     12,800                     488

RAILROADS - 0.8%

Union Pacific Corp.               693,900                    29,361

SHIPPING - 0.4%

Alexander & Baldwin, Inc.         378,700                    8,757

Bergesen dy ASA (A Shares)        180,000                    3,755

                                                             12,512

TOTAL TRANSPORTATION                                         42,361

UTILITIES - 6.7%

CELLULAR - 1.5%

China Telecom (Hong Kong)         113,900                    16,743
Ltd. sponsored ADR (a)

Crown Castle International        18,400                     482
Corp. (a)

Nextel Communications, Inc.       227,500                    21,072
Class A (a)

SBA Communications Corp.          47,800                     1,781
Class A

TeleCorp PCS, Inc. Class A        36,500                     1,109

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

CELLULAR - CONTINUED

Triton PCS Holdings, Inc.         33,500                    $ 1,365
Class A

VoiceStream Wireless Corp. (a)    89,186                     10,212

                                                             52,764

ELECTRIC UTILITY - 1.2%

Black Hills Corp.                 259,150                    6,203

Calpine Corp. (a)                 313,700                    33,233

                                                             39,436

GAS - 2.1%

Dynegy, Inc. Class A              727,144                    56,081

Enron Corp.                       219,600                    16,003

                                                             72,084

TELEPHONE SERVICES - 1.9%

Allegiance Telecom, Inc. (a)      189,250                    10,007

Jazztel PLC sponsored ADR         108,200                    4,227

Metromedia Fiber Network,         1,441,200                  44,587
Inc. Class A (a)

NEXTLINK Communications, Inc.     73,200                     5,129
Class A (a)

Telefonos de Mexico SA de CV      35,300                     1,719
Series L sponsored ADR

                                                             65,669

TOTAL UTILITIES                                              229,953

TOTAL COMMON STOCKS                                          3,263,281
(Cost $2,333,086)

CASH EQUIVALENTS - 5.3%



Central Cash Collateral Fund,     18,409,710                 18,410
6.54% (b)

Taxable Central Cash Fund,        162,758,408                162,758
6.37% (b)

TOTAL CASH EQUIVALENTS                                       181,168
(Cost $181,168)

TOTAL INVESTMENT PORTFOLIO -                                 3,444,449
101.2%
(Cost $2,514,254)

NET OTHER ASSETS - (1.2)%                                    (41,286)

NET ASSETS - 100%                                          $ 3,403,163


LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

INCOME TAX INFORMATION

At May 31, 2000, the aggregate cost of investment securities for income tax purposes was $2,525,200,000. Net unrealized appreciation aggregated $919,249,000, of which $1,197,817,000 related to appreciated investment securities and $278,568,000 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNTS)
                             MAY 31,2000 (UNAUDITED)

ASSETS

Investment in securities, at             $ 3,444,449
value (cost $2,514,254) -
See accompanying schedule

Cash                                      4

Receivable for investments                17,123
sold

Receivable for fund shares                1,753
sold

Dividends receivable                      2,061

Interest receivable                       855

Other receivables                         202

 TOTAL ASSETS                             3,466,447

LIABILITIES

Payable for investments        $ 37,411
purchased

Payable for fund shares         4,696
redeemed

Accrued management fee          2,186

Other payables and accrued      581
expenses

Collateral on securities        18,410
loaned, at value

 TOTAL LIABILITIES                        63,284

NET ASSETS                               $ 3,403,163

Net Assets consist of:

Paid in capital                          $ 1,958,270

Accumulated net investment                (18,472)
(loss)

Accumulated undistributed net             533,181
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation               930,184
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 82,143 shares            $ 3,403,163
outstanding

NET ASSET VALUE and                       $41.43
redemption price per share
($3,403,163 (divided by)
82,143 shares)

Maximum offering price per                $42.71
share (100/97.00 of $41.43)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS       SIX
                           MONTHS ENDED MAY 31, 2000
                                         (UNAUDITED)

INVESTMENT INCOME                            $ 5,064
Dividends

Interest                                      3,834

Security lending                              554

 TOTAL INCOME                                 9,452

EXPENSES

Management fee Basic fee         $ 12,076

 Performance adjustment           1,978

Transfer agent fees               2,564

Accounting and security           339
lending fees

Non-interested trustees'          7
compensation

Custodian fees and expenses       86

Registration fees                 345

Audit                             18

Legal                             6

 Total expenses before            17,419
reductions

 Expense reductions               (320)       17,099

NET INVESTMENT INCOME (LOSS)                  (7,647)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            540,843

 Foreign currency transactions    (60)        540,783

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (114,259)

 Assets and liabilities in        9           (114,250)
foreign currencies

NET GAIN (LOSS)                               426,533

NET INCREASE (DECREASE) IN                   $ 418,886
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED MAY 31, 2000  YEAR ENDED NOVEMBER 30, 1999
                                 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ (7,647)                      $ (8,090)
income (loss)

 Net realized gain (loss)         540,783                        577,960

 Change in net unrealized         (114,250)                      675,633
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       418,886                        1,245,503
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (514,096)                      (116,063)
from net realized gains

Share transactions Net            742,670                        791,580
proceeds from sales of shares

 Reinvestment of distributions    491,186                        111,045

 Cost of shares redeemed          (631,783)                      (666,947)

 NET INCREASE (DECREASE) IN       602,073                        235,678
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       506,863                        1,365,118
IN NET ASSETS

NET ASSETS

 Beginning of period              2,896,300                      1,531,182

 End of period (including        $ 3,403,163                    $ 2,896,300
accumulated net investment
loss of $18,472 and $8,193,
respectively)

OTHER INFORMATION
Shares

 Sold                             15,326                         23,550

 Issued in reinvestment of        11,801                         4,440
distributions

 Redeemed                         (13,117)                       (20,459)

 Net increase (decrease)          14,010                         7,531


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                  1998     1997     1996      1995

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 42.51                        $ 25.27               $ 24.48  $ 20.79  $ 18.11   $ 12.30
of period

Income from Investment
Operations

Net investment income (loss) D    (.09)                          (.12)                 (.03)    (.03)    (.03)     (.02) E

Net realized  and unrealized      6.34                           19.30                 3.74     4.27     4.15      6.12
gain (loss)

Total from  investment            6.25                           19.18                 3.71     4.24     4.12      6.10
operations

Less Distributions

From net  realized gain           (7.33)                         (1.94)                (2.92)   (.55)    (1.44)    (.29)

Net asset value,  end of         $ 41.43                        $ 42.51               $ 25.27  $ 24.48  $ 20.79   $ 18.11
period

TOTAL RETURN B, C                 14.99%                         81.31%                17.55%   21.01%   24.88%    50.92%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period       $ 3,403                        $ 2,896               $ 1,531  $ 1,530  $ 1,267   $ 544
(in millions)

Ratio of expenses  to average     .91% A                         .95%                  .86%     .99%     1.07%     1.20%
 net assets

Ratio of expenses to average      .89% A, F                      .93% F                .83% F   .94% F   1.03% F   1.18% F
net assets after expense
reductions

Ratio of net investment           (.40)% A                       (.36)%                (.13)%   (.13)%   (.17)%    (.15)%
income (loss) to average
net assets

Portfolio turnover rate           109% A                         116%                  121%     142%     158%      176%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $0.01 PER SHARE.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity New Millennium Fund (the fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. Effective the close of business on May 15, 1996, the fund was closed to new accounts. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INCOME TAXES - CONTINUED

distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer

2. OPERATING POLICIES - CONTINUED

JOINT TRADING ACCOUNT - CONTINUED

uninvested cash balances into one or more joint trading accounts.
These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $1,991,582,000 and $1,981,526,000, respectively

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to
 .5200% for the period. The annual individual fund fee rate is .35%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .73% of average net assets after the performance adjustment.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, received sales charges of $1,817,000 on sales of shares of the fund of which $1,816,000 was retained.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .13% of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $60,000 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $18,696,000. The fund received cash collateral of $18,410,000 which was invested in cash equivalents, and U.S. Treasury obligations valued at $1,253,000.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $283,000 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $8,000 and $29,000, respectively, under these arrangements.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FAST(registered trademark))

1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.

BY PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Ltd.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
Neal P. Miller, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Ned C. Lautenbach *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Michael Cook

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

* INDEPENDENT TRUSTEES

NMF-SANN-0700  106082
1.704547.102

CUSTODIAN
The Chase Manhattan Bank
New York, NY

FIDELITY'S GROWTH FUNDS
Aggressive Growth Fund
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund(registered trademark)
Contrafund(registered trademark) II
Disciplined Equity Fund
Dividend Growth Fund
Export and Multinational Fund
Fidelity FiftySM
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium Fund(registered trademark)
OTC Portfolio
Retirement Growth Fund
Small Cap Selector
Small Cap Stock Fund
Stock Selector
Tax Managed Stock Fund
TechnoQuant (registered trademark) Growth Fund
Trend Fund
Value Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions
 and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FAST(registered trademark))  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com